1933 Act File No. 333-16157
                                                     1940 Act File No. 811-07925

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933...........        X

Pre-Effective Amendment No.      ................................

Post-Effective Amendment No.                16                            X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X

Amendment No.   17                                                       X

                                  WESMARK FUNDS

                     (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) _ _ on __ pursuant to paragraph (b) _X_ 60 days after filing pursuant to paragraph (a) (i) __ _ on _________________ pursuant to paragraph (a) (i) ___ 75 days after filing pursuant to paragraph (a) (ii)
___ on _________________ pursuant to paragraph (a) (ii) of  Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                            Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037
















WESMARK FUNDSSM

FAMILY OF FUNDS

COMBINED PROSPECTUS

Small Company Growth Fund
Growth Fund
Balanced Fund
Bond Fund
West Virginia Municipal Bond Fund

DATED MARCH 31, 2005



WESMARK FUNDS

WesMark Small Company Growth Fund
WesMark Growth Fund
WesMark Balanced Fund
WesMark Bond Fund
WesMark West Virginia Municipal Bond Fund
WesMark Funds (the "Trust") is an open-end, management investment company. The Trust has five separate investment portfolios ("fund" or "funds"). Each fund offers its own shares and has a distinct investment goal to meet specific investor needs.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
Risk Return Summary
What are the Funds' Fees and Expenses?
What are the Funds' Investment Strategies?
What are the Principal Securities in Which the Funds Invest?
What are the Specific Risks of Investing in the Funds?
What Do Shares Cost?
How are the Funds Sold?
How to Purchase Shares
How to Redeem and Exchange Shares
Account and Share Information
Who Manages the Funds?
Financial Information


MARCH 31, 2005

RISK/RETURN SUMMARY

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

Fund
Objective
WesMark Small Company Growth Fund (Small Company To achieve capital appreciation Growth Fund) WesMark Growth Fund (Growth Fund) To achieve capital appreciation WesMark Balanced Fund (Balanced Fund) To achieve capital appreciation and income WesMark Bond Fund (Bond Fund) To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (Municipal To achieve current income which is exempt from Federal Bond Fund) income tax and the income taxes imposed by the State of West Virginia
While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

The Funds' investment adviser is WesBanco Investment Department (Adviser).


WesMark Small Company Growth Fund
The Fund pursues its investment objective by investing at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in investments in small capitalization companies. In creating a diversified portfolio of common stocks of small-sized companies the Adviser will define small companies as companies with market capitalizations similar to companies in the Russell 2000 Index (Russell 2000), or the Standard & Poor's Small Cap 600 Index (S&P 600). The Adviser will select stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distributions, or overall business restructuring. WesMark Growth Fund The Fund pursues its investment objective by selecting growth-oriented stocks of companies that are expected to achieve higher than average profitability ratios such as operating profit margin or return on equity. Equity securities may include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks.

WesMark Balanced Fund
The Fund pursues its investment objectives by investing in a mix of equity, fixed income and money market investments. The Fund's portfolio is constructed by the Adviser using an asset allocation process. The Adviser first determines the percentage of the Fund's portfolio to invest in equity securities, the percentage to invest in fixed income securities and the percentage to invest in money market investments. The Adviser will then select securities for each asset class.

WesMark Bond Fund
The Fund pursues its investment objective by investing at least 80% of the Fund's assets in fixed income securities. The Fund invests primarily in investment grade fixed income securities, including repurchase agreements collateralized by such investment grade securities.WesMark West Virginia Municipal Bond Fund
The Fund pursues its investment objective by investing at least 80% of its net assets in a professionally managed portfolio consisting primarily of investment grade securities issued by the State of West Virginia and its political subdivisions, agencies, and authorities, and other issuers (such as possessions or territories of the U.S.), the interest of which is exempt from federal and West Virginia income tax.What are the main risks of investing in the FUnd?
In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.
For example, a fund's share price may decline and an investor could lose money. Also, there is no assurance that a Fund will achieve its investment objective. The Shares offered by this prospectus are not deposits or obligations of any bank, including WesBanco Bank, ("WesBanco"), are not endorsed or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.




Risks                                      SmallCompany Growth       Growth          Balanced     Bond         West Virginia
                                                   Fund               Fund             Fund       Fund         Municipal Bond
                                                                                                                    Fund
Stock Market Risks1                                 X                  X                 X
Credit Risks2                                                                            X         X                 X
Interest Rate Risks3                                                                     X         X                 X
Risks Related to Investing for Value4                                                    X
Risks Related to Investing for Growth5              X                  X                 X
Risks Related to Company Size6                      X
Call Risks7                                                                              X         X                 X
Prepayment Risks8                                                                        X         X
Sector Risks9                                       X                  X                 X                           X
Tax Risks10                                                                                                          X
Diversification Risks11                                                                                              X
Exchange Traded Funds Risks12                       X                  X                 X
West Virginia Risks13                                                                                                X



1  The value of equity securities rises and falls.
2 The possibility that an issuer will default on a security by failing to pay interest or principal when due.
3  Prices of fixed income securities rise and fall in response to interest rate changes.
4  Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.
5 Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.
6  The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.
7 An issuer may redeem a fixed income security before maturity at a price below its current market price.
8 The relative volatility of mortgage-backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.
9  Certain market sectors may underperform other sectors or the market as a whole.
10 Changes in federal tax laws may cause the prices of tax exempt securities to fall.
11 Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.
12 ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate,.
13 The portfolio may comprise securities issued or credit enhanced by issuers located in West Virginia. Therefore, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers
..

WESMARK SMALL COMPANY GROWTH FUND

Risk/Return Bar Chart and Table (To Be Filed By Amendment)
Average Annual Total Return Table (To Be Filed By Amendment)

WESMARK GROWTH FUND

Risk/Return Bar Chart and Table (To Be Filed By Amendment)

Average Annual Total Return Table (To Be Filed By Amendment)

WESMARK BALANCED FUND

Risk/Return Bar Chart and Table (To Be Filed By Amendment)
Average Annual Total Return Table (To Be Filed By Amendment)

WESMARK BOND FUND

Risk/Return Bar Chart and Table (To Be Filed By Amendment)
Average Annual Total Return Table (To Be Filed By Amendment)

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Risk/Return Bar Chart and Table (To Be Filed By Amendment)
Average Annual Total Return Table (To Be Filed By Amendment)

WHAT ARE THE FUNDS' FEES AND EXPENSES?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds. (To Be Filed By Amendment)
Small Company    Growth           Balanced         Bond          Municipal Bond
Growth Fund      Fund              Fund            Fund               Fund




















WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?


WESMARK SMALL COMPANY GROWTH FUND
The Fund under normal circumstances, will invest at least 80% of its net assets in investments in small companies. In creating a diversified portfolio of common stocks of small-sized companies the Adviser will define small companies as companies with market capitalizations similar to companies in the Russell 2000 an unmanaged, broad based market index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index or the S&P 600 an unmanaged, broad based capitalization-weighted index representing all major industries in the small-cap of the U.S. stock market. As of November 28, 2003, the Russell 2000's range was 27.57 million to 2.11 billion and the S&P 600 range was 35.94 million to 4.43 billion. The capitalization ranges of the indexes frequently change as the market value of the stocks that comprise the indexes change or as stocks are added or removed from the indices.
If a company is within the capitalization range of an index at the time of investment, but subsequently falls outside the index range, the Fund will not be required to sell such company's security. The Adviser selects stocks of companies which meet certain fundamental and technical standards of selection, and have an above-average potential for appreciation. The Fund will typically invest in companies in market sectors that offer the highest growth potential, which historically have been telecommunication, computer hardware and software, technology, healthcare, and biotechnology. However, the Fund may invest in other sectors if, in the Adviser's opinion, they offer a better opportunity for growth. The Adviser will select stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distributions, or overall business restructuring. The Fund's investment philosophy will be to select rapidly growing companies with the expectation that this rapid growth will overcome any deficiencies in either balance sheet strength or high valuation. Opportunities that are identified in more mature industries may also be selected for investment by the Fund.
The Fund may purchase shares of exchange-traded funds (ETFs). The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may invest in ETFs in order to achieve exposure to a specific market sector, or for other reasons consistent with its investment strategy. The Adviser anticipates investing its cash balances in investments such as money market funds, repurchase agreements, commercial paper and short-term U.S. government agency and Treasury securities.Because the Fund refers to small company investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would permit the Fund to normally invest less than 80% of its assets in investments in small companies.


Wesmark Growth Fund
The Fund strives to meet its investment goal by selecting growth-oriented stocks of companies that are expected to achieve higher than average profitability ratios such as operating profit margin or return on equity. These stocks are purchased by the Fund only when their price-earnings ratio in relation to market averages such as the Standard & Poor's 500 Index (S&P 500) is within historical ranges.
Although a company's earnings may be continually growing, the Fund may sell such a company if, in the judgment of the investment adviser,
Adviser, its stock price is excessively overvalued.
Most often, these companies will be considered as "large-" or "mid-" capitalization companies. The Fund's investment approach is based on the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations. Equity securities include common stocks, preferred stocks, and securities
(including debt securities) that are convertible into common stocks.
The Fund may purchase shares of exchange-traded funds (ETFs). The shares of ETFs are listed and traded on stock exchanges at market prices. The
Fund may invest in ETFs in order to achieve exposure to a specific market sector, or for other reasons consistent with its investment strategy.
The Adviser anticipates investing its cash balances in investments such as money market funds, repurchase agreements, commercial paper and short-term U.S. government agency and Treasury securities.WESMARK
BALANCED FUND
The Fund pursues its investment objectives by investing in a mix of equity, fixed income and money market investments. The Fund's portfolio is constructed by the Adviser using an asset allocation process. The
Adviser first determines the percentage of the Fund's portfolio to invest in equity securities, the percentage to invest in fixed income securities and the percentage to invest in money market investments based on its view of economic and market conditions. In making this determination, the
Fund will stay within a percentage range for equity securities, fixed income securities and money market instruments. The following table shows the percentage ranges for the Fund:
Equity             Fixed Income                                   Money Market
30-70%             30-70%                                         0-40%
Within the equity allocation, the Adviser anticipates investing primarily in the common stock of domestic companies with large and medium market capitalizations and may use a blend of styles in selecting stocks, i.e.
stocks may be selected for either their growth characteristics or value characteristics, or both. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks.
Within the fixed income allocation the Adviser anticipates investing primarily in U.S. dollar dominated investment-grade fixed income securities. Investment grade securities are securities rated in one of the top four ratings categories by a nationally recognized statistical rating organization (NRSRO) or securities that are unrated but are determined by the Adviser to be of comparable quality. (See "Investment
Ratings for Investment Grade Securities"). Such investment grade securities include U.S. government agency and treasury securities, investment grade corporate debt securities, mortgage-backed securities and asset backed securities.
Within the money market allocation the Adviser anticipates investing primarily in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government. The
Adviser, seeks to limit the credit risk taken by the Fund by monitoring the credit condition of portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of NRSROs.
The Fund may purchase shares of exchange-traded funds (ETFs). The shares of ETFs are listed and traded on stock exchanges at market prices. The
Fund may invest in ETFs in order to achieve exposure to a specific market sector, or for other reasons consistent with its investment strategy.
The Adviser anticipates investing its cash balances in investments such as money market funds, repurchase agreements, commercial paper and short-term U.S. government agency and Treasury securities.By combining equity securities, fixed income securities and money market instruments, the Fund seeks to dampen market volatility, while striving to achieve its investment objective.

WESMARK BOND FUND
The Fund invests primarily in a professionally managed, diversified portfolio of bonds, which includes all permitted types of debt instruments. Under normal circumstances, at least 80% of the Fund's assets will be invested in fixed income investments. The Fund invests primarily in investment grade securities, including repurchase agreements collateralized by such investment grade securities. Investment grade securities are securities rated in one of the top four ratings categories by a NRSRO or securities that are unrated but are determined by the Adviser to be of comparable quality. (See "Investment Ratings for Investment Grade Securities"). Downgraded securities will be evaluated on a case-by-case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment.The Fund will invest in those sectors of the bond market that offer the highest yield in relation to historical yield spreads. By recognizing changing relative yields and allocating the assets of the Fund into the most attractive market and maturity sectors, the Fund will attempt to achieve above average returns. The Fund may invest in fixed income securities of any maturity (i.e., short, intermediate, or long term).
The Adviser anticipates investing its cash balances in investments such as money market funds, repurchase agreements, commercial paper and short-term U.S. government agency and Treasury securities.Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
The Fund attempts to achieve its investment objective by investing in a professionally managed portfolio consisting primarily of investment grade securities issued by the State of West Virginia and its political subdivisions, agencies, and authorities, and other issuers (such as possessions or territories of the U.S.), the interest of which is exempt from federal and West Virginia income tax ("West Virginia Municipal Securities"). As a matter of fundamental investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal income tax and the income taxes imposed by the state of West Virginia. For purposes of this policy, the tax-free interest must not be a preference item for purposes of computing the federal alternative minimum tax
(AMT).
Adviser may attempt to minimize market volatility by selecting intermediate term securities (securities with an average maturity generally between five and seven years). The Fund will buy and sell securities to take advantage of opportunities to enhance yield. These transactions may generate capital gains (losses) which have different tax treatment than tax-exempt interest income. The Fund may invest a portion of its assets in non-West Virginia municipal bonds if, in the judgement of the Adviser, the supply and yield of such securities would be beneficial to the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS
The Funds may temporarily depart from their principal investment strategies by investing their assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST?

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their investment objective. The following table indicates the principal securities in which each fund invests.



Securities                                    Small Company    Growth     Balanced    Bond      Municipal
                                               Growth Fund       Fund        Fund     Fund      Bond Fund
Common Stocks                                       X              X          X
Preferred Stocks                                                              X
Treasury Securities                                                           X          X
Agency Securities                                                             X          X
Corporate Debt Securities                                                     X          X
Mortgage-Backed Securities                                                    X          X
Collateralized Mortgage Obligations                                           X          X
Asset Backed Securities                                                       X          X
Exchange Traded Funds                               X              X          X
Repurchase Agreements                               X              X          X          X
Securities of Invesment Companies                   x              x          x          x          X
Credit Enhancement                                                                                  X
Tax Exempt Securities                                                                               X
General Obligation Bonds                                                                            X
Special Revenue Bonds                                                                               X




EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund may invest.

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Funds may invest.

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.
A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, the Financing Corporation, and Resolution Funding Corporation.
Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund creates mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

IOs and POs
   CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like floating rate securities, IOs and POs.

Credit enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

TAX EXEMPT SECURITIES
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal and/or state income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds
General obligation bonds are supported by the issuer's power to impose property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Special revenue bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.


SPECIAL TRANSACTIONS



Repurchase Agreements
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Investing in Securities of Other Investment Companies The Funds may invest its assets in securities of other investment companies, including the securities of money market funds affiliated with Federated Investors, Inc. (Federated), as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Funds and incur additional expenses. Therefore, any such investment by a Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.
The Small Company Growth Fund, the Growth Fund and the Balanced Fund may also invest in ETFs. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSRO. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the issuer's ability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?



Risks                                       SmallCompany    Growth Fund    Balanced Fund     Bond Fund         Municipal Bond
                                             Growth Fund                                                            Fund
Stock Market Risks                                X              X               X
Credit Risks                                                                     X               X                    X
Interest Rate Risks                                                              X               X                    X
Risks Related to Investing for                                                   X
Value
Risks Related to Investing for                    X              X               X
Growth
Risks Associated with Company Size                X
Risks Related to Company CMOs                                                    X               X
Call Risks                                                                       X               X                    X
Prepayment Risks                                                                 X               X
Sector Risks                                      X              X                                                    X
Tax Risks                                                                                                             X
Diversification Risks                                                                                                 X
Exchange Traded Funds Risks                       X              X               X
West Virginia Risks                                                                                                   X


STOCK MARKET RISKS
|X| The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.
|X| The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

CREDIT RISKS
|X| Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
|X| Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.
|X|      Fixed income securities generally compensate for greater credit risk by paying
       interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
|X| Credit risk includes the possibility that a party to a transaction (such as a repurchase agreement) involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS
|X| Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
|X| Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

RISKS RELATED TO INVESTING FOR VALUE
|X| Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO INVESTING FOR GROWTH
|X|      Due to their relatively high valuations, growth stocks are typically more volatile
       than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO COMPANY SIZE
|X| Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
|X| Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

RISKS ASSOCIATED WITH COMPLEX CMOS
|X| CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage-backed securities. For example, their prices are more volatile and their trading market may be more limited.

CALL AND PREPAYMENT RISKS
|X| Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
|X| If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
|X|      Generally, homeowners have the option to prepay their mortgages at any time
       without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities with higher interest rates.
       Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage-backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage-backed securities, or decreases in prepayments of lower interest rate mortgage-backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks.

SECTOR RISKS
|X| Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

TAX RISKS
|X| In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.
|X| Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.
|X|      Income from a Fund may be subject to the AMT.

DIVERSIFICATION RISKS
|X| Compared to diversified manual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the West Virginia Municipal Bond Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the West Virginia Municipal Bond Fund's share price and performance.

EXCHANGE-TRADED FUNDS RISKS
|X|      An investment in an ETF generally presents the same primary risks as an investment
       in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value;
       (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

WEST VIRGINIA SECTOR RISKS
|X| Because the West Virginia Municipal Bond Fund invests primarily in issuers from a single state, the Fund may be subject to additional risks compared to funds that invest in multiple states. West Virginia's economy is heavily dependent upon certain industries, such as coal mining, manufacturing and tourism. Any downturn in these and other industries may adversely affect the economy of the state.
|X|

WHAT DO SHARES COST?


You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) and Federal Reserve wire system are open. When a Fund receives your transaction request in proper form, (as described in this prospectus), it is processed at the next determined net asset value (NAV) plus the applicable sales charge (public offering price). From time to time a Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares.NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.
The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.
Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board of Trustees (the "Board"). The Funds may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.
Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which a Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The required minimum initial investment in each Fund is $1,000, unless the investment is in an Individual Retirement Account, in which case the minimum initial investment is $500. Subsequent investments in each Fund must be in amounts of at least $100. These minimums may be waived for purchases by the Trust Division of WesBanco for its fiduciary or custodial accounts and WesBanco employees and members of their immediate families. A Fund may waive the initial minimum investment from time to time.
An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Trust. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


SALES CHARGE WHEN YOU PURCHASE SHARES
OF THE SMALL COMPANY GROWTH FUND, GROWTH
FUND & BALANCED FUND:

Amount of Investment                           Sales Charge as a Percentage of               Sales Charge as a
                                                    Public Offering Price                    Percentage of NAV
Less than $50,000                                           4.75%                                  4.99%
$50,000 but less than $100,000                              3.50%                                  3.63%
$100,000 but less than $250,000                             2.50%                                  2.56%
$250,000 but less than $500,000                             1.50%                                  1.52%
$500,000 but less than $1,000,000                           1.00%                                  1.01%
$1,000,000 or greater                                       0.00%                                  0.00%

SALES CHARGE WHEN YOU PURCHASE SHARES
OF THE BOND FUND & MUNICIPAL BOND FUND:
Amount of Investment                           Sales Charge as a Percentage of               Sales Charge as a
                                                    Public Offering Price                    Percentage of NAV
Less than $25,000                                           3.75%                                  3.90%
$25,000 but less than $50,000                               3.50%                                  3.63%
$50,000 but less than $100,000                              3.00%                                  3.09%
$100,000 but less than $250,000                             2.50%                                  2.56%
$250,000 but less than $500,000                             1.50%                                  1.52%
$500,000 but less than $1,000,000                           1.00%                                  1.01%
$1,000,000 or greater                                       0.00%                                  0.00%
Certain investors, including trust customers of WesBanco, are not subject to the sales charge.



REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Funds are indicated in the tables above. You or your investment professional must notify the Funds' Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.
In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Funds held directly or through an investment professional or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers
(BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, are not Qualifying Accounts.
In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through an investment professional, you may be asked to provide additional information and records as required by the investment professional. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on the WesMark Funds website free of charge, the Funds do not disclose this information separately on the website.

Contingent upon notification to the Transfer Agent, the sales charge at purchase, may be reduced or eliminated by:

Larger Purchases
|X| purchasing Shares in greater quantities to reduce the applicable sales charge; or |X| investments of $1,000,000 or more; Concurrent Purchases o combining concurrent purchases of Shares:
-        by you, your spouse, and your children under age 21; or
-        of two or more Wesmark funds;
Accumulated Purchases
o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Funds); or
o if your account was opened prior to October 1, 1999, all subsequent purchases will not be subject to the sales charge. Letter of Intent
|X| by signing a Letter of Intent committing to purchase a certain amount of the WesMark Funds' Shares within a 13-month period to combine such purchases in calculating the sales charge. The Funds' custodian will hold Shares in escrow equal to the maximum applicable sales charge;
Reinvestment Priviledge
|X|      reinvesting within 120 days of redeeming Shares of an equal or greater amount;
Purchases by Affiliates of the Fund
|X|      trust and fiduciary accounts of WesBanco;
|X|      certain defined benefit/contribution plans; or
|X|      employees, directors and officers of WesBanco, Federated and their affiliates, and
       members of their immediate families;
Waiver of Sales Charge by Investment Professionals
|X|      investors purchasing through investment professionals who choose to waive the sales charge;
Pursuant to the Exchange Privlidge
|X| exchanges from any WesMark Fund into Institutional Service Shares of Automated Cash Management Trust (a portfolio of Money Market Obligations Trust), and any subsequent exchanges back into any WesMark
  Fund;Contact WesMark Funds Shareholder Services (1-800-864-1013) or your account representative for further information on reducing or eliminating the sales charge.

HOW ARE THE FUNDS SOLD?

The Funds' Distributor, Edgewood Services, Inc. (Distributor) markets the Shares described in this prospectus to customers of WesBanco, Inc. and its affiliates and institutions or individuals, directly from a Fund or through investment professionals. The West Virginia Municipal Bond Fund may not be a suitable investment for retirement plans or for non-West Virginia taxpayers because it invests in West Virginia tax exempt securities. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated.

RULE 12B-1 PLAN
The Funds have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' Shares. Because these Shares could pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees. The Funds are not currently paying or accruing fees under the Plan.


SERVICE FEES
The Funds may pay fees not to exceed 0.25% of average daily net assets (Service
Fees) to investment professionals or WesBanco, for providing services to shareholders and maintaining shareholder accounts. WesBanco may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

From its own profits, the Adviser may compensate broker-dealers for distribution and may from time to time enter into varying arrangements with broker-dealers in this regard. The Adviser has entered into such an arrangement with WesBanco Securities, Inc., whereby it provides compensation from its own profits based on the number of shares held by this broker-dealer's customers. This compensation is in addition to other compensation that WesBanco Securities, Inc. may receive in connection with the sale of Fund shares.

Additional Payments to Financial Institutions

The Distributor or Adviser may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Funds to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Adviser. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus because they are not paid by the Funds. These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Funds to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Adviser, Distributor or the Funds and any services provided.


HOW TO PURCHASE SHARES

You may purchase Shares directly from a Fund by calling WesMark Funds Shareholder Services at 1-800-864-1013, through WesBanco Securities, Inc. or through an investment professional. The Funds reserve the right to reject any request to purchase or exchange Shares.

DIRECTLY FROM A FUND
|X| Establish your account with a Fund by submitting a completed New Account Form; and |X| Send your payment to a Fund by Federal Reserve wire or check. You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a Fund or its transfer agent incurs.
An institution may establish an account and place an order by calling a Fund and the Shares will be priced at the next calculated NAV after a Fund receives the order.

By Wire
To purchase Shares by Federal Reserve wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which a Fund, WesBanco and the Federal Reserve Banks are open for business.

By Check
Make your check payable to "WesMark Funds", note your account number on the check (for existing shareholders only), and send it to:
   WesMark Funds Shareholder Services
   WesBanco Bank, Inc.
   One Bank Plaza
   Wheeling, WV 26003
Payment should be made in U.S. dollars and drawn on a U.S. bank. A Fund may reject any purchase request involving a check that is not made payable to the Wesmark Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH WESBANCO SECURITIES, INC. (WSI)
Shares can be purchased through WSI, by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your purchase order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to a Fund on the same day and a Fund receives payment within three business days. You will become the owner of Shares and receive dividends when a Fund receives your payment.THROUGH AN INVESTMENT PROFESSIONAL |X| Establish an account with the investment professional; and |X| Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.
Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

THROUGH AN EXCHANGE
You may purchase Shares through an exchange from another WesMark Fund or from Automated Cash Management Trust.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting a Fund or your investment professional. The minimum investment amount for SIPs is $100.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call the Fund or your investment professional for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:
|X| directly from a Fund if you purchased Shares directly from a Fund; or |X| through an investment professional if you purchased Shares through an investment professional.

DIRECTLY FROM A FUND

By Telephone
You may redeem or exchange Shares by calling your account officer or WesMark Funds Shareholder Services at 1-800-864-1013 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail
You may redeem or exchange Shares by mailing a written request to a Fund. You will receive a redemption amount based on the next calculated NAV after a Fund receives your written request in proper form. Send requests by mail to:
   WesMark Funds Shareholder Services
   WesBanco Bank, Inc.
   One Bank Plaza
   Wheeling, WV 26003
All requests must include:
|X|      Fund Name, account number and account registration;
|X|      amount to be redeemed or exchanged;
|X|      signatures of all shareholders exactly as registered; and
|X| if exchanging, the Fund Name, account number and account registration into which you are exchanging.
Call the Fund or your investment professional if you need special instructions.

THROUGH WESBANCO SECURITIES, INC. (WSI)
Shares can be redeemed or exchanged through WSI by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your redemption or exchange order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after a Fund receives the order from the investment professional.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after a Fund receives the order from your investment professional.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if: o your redemption will be sent to an address other than the address of record;
o your redemption will be sent to an address of record that was changed within the last 30 days;
o a redemption is payable to someone other than the shareholder(s) of record; or
o if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

|X| an electronic transfer to your account at a financial institution that is an ACH member; or

|X| wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
|X|      to allow your purchase to clear;
|X|      during periods of market volatility; or
|X|      when a shareholder's trade activity or amount adversely impacts a
Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.



EXCHANGE PRIVILEGES
You may exchange Shares of a Fund into Shares of another WesMark Fund or into Institutional Service Shares of Automated Cash Management Trust. To do this, you must:
|X| ensure that the account registrations are identical; |X| meet any minimum initial investment requirements; and |X| receive a prospectus for the fund into which you wish to exchange. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.
A Fund may modify or terminate the exchange privilege at any time. In addition, a Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Funds' frequent trading policies. See "Account and Share Information--Frequent Trading Policies."


SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM
Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must be $10,000. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions
The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Funds do not issue share certificates.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
Dividends of the Small Company Growth Fund and Growth Fund, if any, are declared and paid quarterly. Dividends of the Balanced Fund are declared and paid monthly, and dividends of the Bond Fund and Municipal Bond Fund are declared daily and paid monthly. Dividends are paid to all shareholders invested in the Funds on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you purchase Shares just before a Fund record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund record date for a dividend or capital gain. Contact your investment professional or the Funds for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $1,000. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.
The Small Company Growth Fund, Growth Fund, Balanced Fund and Bond Fund distributions are expected to be both dividends and capital gains. It is anticipated that the Municipal Bond Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. The Fund's dividends will be exempt from West Virginia state personal income tax to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund.
Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of a Fund can have adverse consequences for a Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund's investment strategies (e.g., by requiring the Fund to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by a Fund.

The Funds' Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Funds' Shares. Trading in the Funds' Shares is monitored in an effort to indentify disruptive trading activity. Trades into and out of the Funds are monitored within a period of 30 days or less and in certain cases within a period of 90 days or less. If, based upon the monitoring, a shareholder is deemed to have engaged in potentially disruptive frequent or short term trading of the Funds' shares then the shareholder will receive a letter to that effect and may be precluded from making further purchases or exchanges of the Funds' shares. No matter how the Fund defines its limits on frequent trading of the Funds Shares, other purchases and sales of the Funds' Shares may have adverse effects on the management of a Fund's portfolio and its performance.

It is anticipated that a significant number of shares of the WesMark Funds will be held by accounts established with WesBanco Trust and Investment Services
(WTIS). Purchase and sale decisions in such accounts are primarily made by investment officers of WTIS. Such accounts will be monitored and any instances of disruptive frequent or short term trading will be researched and addressed with management of WTIS.

The Funds' objective is that its restrictions on short-term trading should apply to all shareholders regardless of the number or type of accounts in which Shares are held. However, the Funds anticipates that limitations on their ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION
The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than certain short term and U.S. Government securities and mutual fund shares (other than the WesMark Funds) . Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI. The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the Executive Vice President of the Adviser and of the Chief Compliance Officer of the Funds. The Executive Vice President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must agree that it will safeguard the confidentiality of the information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished. The Funds' annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Funds' second and fourth fiscal quarters, may be accessed by clicking on "______________" and selecting the appropriate document. Complete listings of the Funds' portfolio holdings as of the end of the Funds' first and third fiscal quarters may be accessed by selecting "___________" and selecting the appropriate document. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov. Additionally, summary portfolio for each calendar quarter is posted on the Funds' website within __ days (or the next business day) after the end of the calendar quarter. The summary portfolio composition information may include identification of a Fund's top ten holdings, a percentage breakdown of the portfolio by sector, maturity range or credit quality. To access this information on the Funds' website click on the applicable Fund's name and then click on the applicable document.


WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, WesBanco Investment Department. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is One Bank Plaza, Wheeling, WV 26003.

ADVISER'S BACKGROUND
The Adviser is a division of WesBanco Bank, Inc. which is a wholly owned subsidiary of WesBanco, Inc. (Corporation), a registered bank holding company headquartered in Wheeling, WV. The Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses in West Virginia and Ohio. The Adviser is a state chartered bank, which offers financial services that include commercial and consumer loans, corporate, institutional and personal trust services, and demand and time deposit accounts. The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The staff manages the bond portfolios for the Corporation that includes government, corporate, mortgage and municipal securities with a total value of $1.19 billion as of December 31, 2002. In addition, the Adviser provides investment management services to trust customers of WesBanco Trust and Investment Services. The total assets of WesBanco Trust and Investment Services are valued at $2.3 billion.

THE FUNDS' PORTFOLIO MANAGERS ARE:

Jerome B. Schmitt
Jerome B. Schmitt has been a co-portfolio manager of the Funds since their inception. He has been employed by the Adviser since 1972 and served as Senior Vice President of Trust and Investments from 1991 to 1996, and has been Executive Vice President of Trust and Investments since June 1996. Mr. Schmitt is a Chartered Financial Analyst and received his M.A. in Economics from Ohio University. Mr. Schmitt is responsible for supervising the activities of the Trust and Investment Departments of the Adviser.

David B. Ellwood
David B. Ellwood has been a co-portfolio manager of the Funds since their inception. He has been employed by the Adviser since 1982 and has been Senior Vice President--Investments since May 2000. Mr. Ellwood is a Chartered Financial Analyst and received a B.S. degree in Business Administration from Wheeling Jesuit College. Mr. Ellwood is responsible for portfolio management, investment research and assisting in the supervision of the investment activities of the Investment Department.

Christopher G. Karpinski
Christopher G. Karpinski was named co-portfolio manager of the West Virginia Municipal Bond Fund in February 2001. He has been employed by the Adviser as a Vice President--Investments since May 2002. Mr. Karpinski received a BS degree in Business Administration from West Liberty State College. Mr. Karpinski's responsibilities include portfolio management, investment research and security trading for the Trust and Investment Departments of the Adviser.

ADVISORY FEES
The Adviser receives an annual investment advisory fee equal to a percentage of each Fund's average daily net assets at the following rates: 0.75% of the Small Company Growth Fund, Growth Fund and Balanced Fund, and 0.60% of the Bond Fund and West Virginia Municipal Bond Fund. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following Financial Highlights will help you understand a Fund's financial performance for its past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains. This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report.

FINANCIAL HIGHLIGHTS


WESMARK SMALL COMPANY GROWTH FUND (WMKSX)
WESMARK GROWTH FUND (WMKGX)
WESMARK BALANCED FUND (WMBLX)
WESMARK BOND FUND (WMBDX)
WESMARK WEST VIRGINIA
MUNICIPAL BOND FUND (WMKMX)
March 31, 2005

A Statement of Additional Information (SAI) dated March 31, 2005 is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Funds at 1-800-864-1013.
You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.
Investment Company Act File No. 811-7925
Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105

25314 (3/05)































                                  WESMARK FUNDS

                        WesMark Small Company Growth Fund
                               WesMark Growth Fund
                              WesMark Balanced Fund
                                WesMark Bond Fund
                    WesMark West Virginia Municipal Bond Fund




                       Statement of Additional Information
                                 March 31, 2005


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus of the WesMark Funds dated March 31, 2005.

This SAI incorporates by reference the Funds' Annual Report. Obtain the Prospectus or the Annual Report without charge by calling 1-800-864-1013.

CONTENTS
====================================================================


How Are the Funds Organized?------------------------------------2

Securities in Which the Funds Invest----------------------------2

What Do Shares Cost?-------------------------------------------17

How Are the Funds Sold?----------------------------------------18

Exchanging Securities for Shares-------------------------------19

Redemption in Kind---------------------------------------------19

Massachusetts Partnership Law............ .....................19

Account and Share Information----------------------------------20

Tax Information------------------------------------------------20

Who Manages and Provides Services to the Funds?----------------21

Fees Paid by the Funds for Services----------------------------29

How Do the Funds Measure Performance?--------------------------30

Financial Information------------------------------------------35

Addresses------------------------------------------------------39

Appendix.......................................................40


Edgewood Services, Inc., Distributor,
subsidiary of Federated Investors, Inc.
25370 (3/05)


HOW ARE THE FUNDS ORGANIZED?

WesMark Funds (Trust) is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on March 1, 1996. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust currently offers four diversified portfolios: WesMark Small Company Growth Fund (Small Company Growth Fund), WesMark Growth Fund (Growth Fund), WesMark Balanced Fund (Balanced Fund), and WesMark Bond Fund (Bond Fund), and one non diversified portfolio, WesMark West Virginia Municipal Bond Fund (Municipal Bond Fund). The Funds' investment adviser is WesBanco Investment Department (Adviser).


SECURITIES IN WHICH THE FUNDS INVEST

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their investment objective. The following table indicates which types of securities are:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.






-----------------------------------------------------------------------------------------------------------------------------------
            Securities                    Small             Growth Fund           Balanced             Bond          Municipal
                                         Company                                    Fund               Fund          Bond Fund
                                       Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Common Stocks                               P                    P                   P                  A                N
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                            P                    P                   P                  A                N
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
REITs                                       A                    A                   A                  A                N
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Warrants                                    A                    A                   A                  N                N
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Treasury Securities                         A                    A                   P                  P                A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Agency Securities                           A                    A                   P                  P                A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Debt Securities                   A                    A                   P                  P                N
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper                            A                    A                   A                  A                A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Bank Instruments                            A                    A                   A                  A                A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed                             N                    N                   P                  P                N
Securities
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations         N                    N                   P                  P                N
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Sequential CMOs                             N                    N                   A                  A                N
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PACs, TACs and Companion Classes            N                    N                   A                  A                N
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
IOs and Pos                                 N                    N                   A                  A                N
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Floaters and Inverse Floaters               N                    N                   A                  A                N
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Z Classes and Residual Classes              N                    N                   A                  A                N
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities                     N                    N                   P                  P                N
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Zero Coupon Securities                      N                    N                   A                  A                A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Credit Enhancement                          N                    N                   A                  A                P
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Convertible Securities                      A                    A                   A                  A                N
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Securities                       N                    N                   N                  N                P
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
General Obligation Bonds                    N                    N                   N                  N                P
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Special Revenue Bonds                       N                    N                   N                  N                P
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Private Activity Bonds                      N                    N                   N                  N                A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Tax Increment Financing                     N                    N                   N                  N                A
Bonds
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Notes                             N                    N                   N                  N                A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Instruments            N                    N                   A                  A                A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Leases                            N                    N                   N                  N                A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities                          A                    A                   A                  A                N
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Depositary Receipts                         A                    A                   A                  N                N
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Exchange Contract                   A                    A                   A                  N                N
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Derivative Contracts                        A                    A                   A                  A                A
-----------------------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------------------
Futures                                     A                    A                   A                  A                A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Options                                     A                    A                   A                  A                A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                       A                    A                   A                  A                A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements               A                    A                   A                  A                A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Delayed Delivery Transactions               A                    A                   A                  A                A
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
To Be Announced Securities                  A                    A                   A                  A                N
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Dollar Rolls                                A                    A                   A                  A                N
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities of Other          P                    P                   P                  P                P
Investment companies
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Exchange Traded Funds                       P                    P                   P                  N                N
-----------------------------------------------------------------------------------------------------------------------------------





SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing their investment strategies, the Funds may, in addition to the securities listed in the Funds' prospectus, invest in the following securities for any purpose that is consistent with their investment objectives.


Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds may invest.


      Common Stocks
      Common stocks are the most common type of equity security. While holders of common stocks may receive a portion of the issuer's earnings in the form of dividends, dividends are generally only paid after the issuer pays its creditors and any preferred stockholders. In addition, issuers generally have discretion as to the payment of any dividends. Therefore a Fund cannot predict the income it will receive, if any, from common stocks. However, common stocks offer greater potential for appreciation than many other types of securities because their value generally increases with the value of the issuer's business. As a result, changes in an issuer's earnings may directly influence the value of its common stock.


      Preferred Stocks
      Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. However, preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities.


      Real Estate Investment Trusts (REITs)
      REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.


      Warrants
      Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.


      Treasury Securities
      Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


      Agency Securities
      Agency Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.
      Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.
      A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.
      Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

      Corporate Debt Securities
      Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

      In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


      Commercial Paper
      Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.


      Bank Instruments
      Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.


Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.


      Sequential CMOs
      In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.


      PACs, TACs and Companion Classes
      More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.


      IOs and POs
      CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.


      Floaters and Inverse Floaters
      Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as the London Interbank Offered Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.


      Z Classes and Residual Classes
      CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

      The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.


Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like floating rate securities, IOs and POs.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.


Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Convertible Securities
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund treats convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.


Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal and/or state income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

      General Obligation Bonds
      General obligation bonds are supported by the issuer's power to impose property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


      Special Revenue Bonds
      Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Special revenue bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.


      Private Activity Bonds
      Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

      The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.

     Tax Increment Financing Bonds
     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

     Municipal Notes
     Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

     Variable Rate Demand Instruments
     Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

     Municipal Leases
     Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

     The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities is certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:
o it is organized under the laws of, or has a principal office located in, another country; o the principal trading market for its securities is in another country; or o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

     Depositary Receipts
     Depositary receipts represent interests in underlying shares issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

     Foreign Exchange Contracts
     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to interest rate, stock market, currency and credit risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts, including combinations thereof:


     Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. Options
     Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

     A Fund may:

o Buy put options on portfolio securities, securities indices, and listed put options on futures contracts in anticipation of a decrease in the value of the underlying asset;

o Write covered call options on portfolio securities and listed call options on futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset.
     If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received;

o Write secured put options on portfolio securities (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price;

o When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts; and

o Buy or write options to close out existing options positions.

     A Fund may also write call options on financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     A Fund may also write put options on financial futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.


MUNICIPAL BOND INSURANCE
The Municipal Bond Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities ("Policy" or "Policies"). These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund. The premiums for the Policies may be paid by the Fund and the yield on the Fund's portfolio may be reduced thereby.

The Fund may require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities, when, in the opinion of the Fund's Adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The Fund's Adviser anticipates that between 30% and 70% of the Fund's net assets will be invested in municipal securities which are insured.

Issuer-Obtained Insurance policies are non-cancelable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by a Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from a Fund, the insurer of the relevant Policy will be liable for those payments of interest and principal which are due and owing at the time of the sale.

The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the Adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond issuers may not be tax-exempt income to shareholders of the Fund.

The Fund may purchase municipal securities insured by Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), or any other municipal bond insurer which is rated AAA by S&P or Aaa by Moody's. Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in the Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due.

MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Fund reserves the right to terminate any of the Policies if they determine that the benefits to a Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Fund reserves the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated AAA by S&P or Aaa by Moody's.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.


Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.


      To Be Announced Securities (TBAs)
      As with other when-issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.


      Dollar Rolls
      Dollar rolls are transactions where a Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.


Securities Lending
A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.




INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES The Funds may invest its assets in securities of other investment companies, including the securities of money market funds affiliated with Federated Investors, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Funds and incur additional expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.
  The Small Company Growth Fund, Growth Fund and Balanced Fund may also invest in ETFs. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.


INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.


INVESTMENT RISKS
There are many factors which may effect an investment in a Fund. The Funds' principal risks are described in its prospectus. Additional risk factors are outlined below.




------------------------------------------------------------------------------------------------------------------------------------
                                         Small
                                     Company Growth            Growth              Balanced           Bond            Municipal
Risks                                     Fund                  Fund                 Fund             Fund            Bond Fund
Interest Rate Risks                        X                     X                    X                 X                 X
Credit Risks                               X                     X                    X                 X                 X
Call Risks                                                                            X                 X                 X
Leverage Risks                             X                     X                    X                 X                 X
Risks Related to Company Size                                    X                    X
Risks of Foreign Investing                 X                     X                    X                 X
Currency Risks                             X                     X                    X                 X
Risks of Investing in Derivative           X                     X                    X                 X                 X
Contracts
Liquidity Risks                            X                     X                    X                 X                 X
West Virginia Risks                                                                                                       X

------------------------------------------------------------------------------------------------------------------------------------


Interest Rate Risks
o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.


Call Risks
o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Leverage Risks
o Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


RISKS RELATED TO COMPANY SIZE
o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

Risks of Foreign Investing
o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.
     These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Currency Risks
o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
o The Adviser attempts to manage currency risk by limiting the amount a Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.


Risks of Investing in Derivative Contracts

o A Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which a Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, a Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause a Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks, such as stock market, credit, liquidity and leverage risks.



Liquidity Risks

o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.




West Virginia Investment Risks
Because it is invested primarily in securities issued by the State of West Virginia, its local governments and their agencies, the West Virginia Municipal Bond Fund is subject to the risks of West Virginia's economy and the financial conditions of the state and local government and agencies.

In 2002, West Virginia had 1,800,975 citizens, an increase from 2001 of 898 persons or .0004%, compared to a 1.1% increase nationally. The 65+ age group made up 15.3% of the state's population in 2002, making it the third oldest in the nation behind Florida and Pennsylvania. Of the state's citizens over 25 years old, 75.2% had completed high school or an equivalency program, and 14.8% had obtained bachelor degrees, compared to national figures of 80.4% and 24.4% respectively. The state's per capita personal income in 2001 was $22,862, an increase of 4.8% from 2000, compared to a national increase of 2.2%. In 2002, the per capita personal income rose again 3.6% to $23,688, compared to a national increase of 1.7%. Likewise, the total personal income in West Virginia rose from $41,173,821 in 2001 to $42,682,000 or 3.7%, compared to a national increase of 2.8%. Although these increases were greater than the national increases, West Virginia still ranked 48th in the nation for per capita personal income in both 2001 and 2002.

West Virginia's economy is heavily dependent on industries such as coal mining, chemicals and manufacturing, which are undergoing significant consolidation and change. It is also dependent on governmental, health and similar service industries. In many rural counties in the state, the area hospital and the local school board are the primary employers. However, most of the state's hospitals are operating on slim margins, and the school enrollment is declining in most areas. In 2001, services made up 26.6% of the state's earnings, while government accounted for 15.8% and retail trade accounted for 9.3%. Since 1994, manufacturing jobs have steadily declined while service jobs have moved in lockstep upward. The current ratio of service to manufacturing job is about 6-to-1. From 2000 to 2001, durable goods manufacturing accounted for 7.4% of the state's earnings, a decrease of 3.8%. The steel industry in the state, like most of the domestic steel industry, has suffered losses. The coal industry, on the other hand, has received a new emphasis from the Bush administration's energy policies. However, the coal industry faces two challenges: the Kyoto Treaty to reduce greenhouse gas emissions and recent litigation significantly curtailing mountaintop mining. These may affect the economic feasibility of conducting mining operations in the future. Although West Virginia is ranked second in the nation for coal production, the number of employees has decreased from 28,876 in 1990 to 15,377 in 2002. Nevertheless, due to the increasingly strong market for coal, the coal mining industry added almost 1500 jobs in 2001, and the mining industry accounted for 6% of the state's earnings, showing a 12% increase. The state is also focused on further developing its tourist industry, which generated $3.5 billion from over 23.9 million visitors in 2002 (an 8.5% increase, compared to a 1.3% increase nationally). Perhaps one of West Virginia's largest assets is its surplus of power: West Virginia has the highest surplus of power generated and not used within the state, contrasted with 19 states and the District of Columbia, which each had a power deficit during the first 11 months of 2000 and had to import power. West Virginia ranks 14th in net electrical generation, while ranking 34th in electrical consumption.

Generally, the state continues to work toward diversification of its economy and improvement of its roads and other infrastructure. Both efforts have yielded some success in recent years. The West Virginia Council for Community and Economic Development, the private sector group that oversees the work of the state's Development Office, has established "A Vision Shared," which is a strategic plan for building a stronger economy in West Virginia. One of the components of this plan involves strengthening current industries and recruiting new industries to the state. Such target industries include energy and environmental technology; plastics, biotechnology and information technology, which have established a strong presence in the northeast portion of the state. Since 2000 approximately 23,000 new jobs have been created and approximately $4 billion in new investment has been generated. West Virginia has focused considerable efforts on infrastructure, including roads, schools, water and sewer. Since 1994, approximately $7.7 billion has been invested in roads and bridges, and, in 2001, the state issued the last in a series of $550 million in general obligation road bonds. Since 1996, over $1 billion (including almost $300 million in general obligation bond proceeds) has been invested in water and sewer projects across the state.

Despite the aforementioned job creation and new investment, the state's economy has reflected the national downward trend. Since 2000, the state has still realized a loss of 731 businesses and 6300 jobs overall. The unemployment rate in the state climbed from 4.9% in 2001 to 6.1% in 2002 as the nation's rate rose from 4.7% to 5.8%. Although the unemployment rate did not improve in 2003, West Virginia maintained an unemployment rate lower than the national average for 8 out of 12 months.

The state has not enacted any significant tax increases (other than an increase in the cigarette tax) since 1993. Recent tax reductions implemented through state legislative action or by incorporation of federal law include the ten-year phase out of the health care provider tax on individual providers, the phase out of the estate tax and income deductions for bonus depreciation. The West Virginia Legislature has created a Rainy Day Fund, which had a balance of approximately $67.5 million in March 2004. However, the Governor has ordered a $20 million mid-year reduction of state agency budgets in order to avert a projected shortfall for the fiscal year ending June 30, 2004. The State Legislature has developed and is complying with a 40-year plan to eliminate the approximately $6.4 billion unfunded liability of certain state pension funds. Approximately $445 million of the state's revenue is attributable to the state's lottery. The state has since 1990 issued over $400 million in bonds for school buildings and improvements and for economic development, to be repaid from lottery proceeds. In 1999, the state established the Tobacco Settlement Fund accounts. As of March 2004, approximately $28 million dollars is to be appropriated to smoking cessation programs and hospitals, and approximately $150 million remains in a trust account to fund Medicaid, PEIA and other health related programs. The state also has established an Income Tax Free Fund Reserve Account to insure funds are earmarked to pay state personal income tax refunds, which as of 2004 consists of $24 million. In 2003, the Legislature enacted changes to the workers' compensation and medical professional liability laws in order to alleviate the strain that these two issues are placing on the state's economy. In 2002, the State Legislature authorized the issuance of approximately $200 million in additional lottery bonds for economic development. The bond authorization was part of an economic and tax package, which also included redevelopment districts and several tax credits, enacted by the Legislature in its continuing efforts to improve and diversify the state's economy. In January 2004, these bonds were issued, and the proceeds from this issuance are scheduled to fund a portion of 48 economic development projects, which are expected to produce approximately $1 billion in investment and 10,570 jobs in West Virginia.

fundamental investment objectives and policies

o WesMark Small Company Growth Fund seeks capital appreciation. o WesMark Growth Fund seeks capital appreciation. o WesMark Balanced Fund seeks capital appreciation and income.
o WesMark Bond Fund seeks high current income consistent with preservation of capital. o WesMark West Virginia Municipal Bond Fund seeks current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia. As a matter of fundamental policy, the WesMark West Virginia Municipal Bond Fund will invest its assets so that, under normal circumstances, at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal income tax and income taxes imposed by the State of West Virginia. For the purposes of this policy, the tax-free interest must not be a preference item for purposes of computing AMT.

INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities
The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).


Diversification of Investments
With respect to securities comprising 75% of the value of their total assets, the Growth Fund, Balanced Fund, Bond Fund and Small Company Growth Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of each Fund's total assets would be invested in the securities of that issuer, or each Fund would own more than 10% of the outstanding voting securities of that issuer.


Underwriting
The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where they may be considered to be an underwriter under the Securities Act of 1933.


Investing in Real Estate
The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities.


Lending Cash or Securities
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


Concentration of Investments
The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

The above investment limitations cannot be changed unless authorized by the board of Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following investment limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Buying on Margin
The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


Pledging Assets
The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


Investing in Illiquid Securities
The Funds will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of each Fund's net assets.


Writing Covered Call Options and Purchasing Put Options With respect to the Bond Fund and the Balanced Fund, the Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

As a matter of non-fundamental policy, for purposes of concentration policy, (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of each Fund's total assets in any one industry will constitute "concentration."

As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items" and "bank instruments".


DETERMINING MARKET VALUE OF SECURITIES
Market values of each Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

o

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, a Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by a Fund's Board, although the actual calculation may be done by others.




WHAT DO SHARES COST?

Each Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of each Fund.


HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor
(Edgewood Services, Inc.) offers Shares on a continuous, best-efforts basis.

The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to investment professionals that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.


RULE 12B-1 PLAN
As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SERVICE FEES

The Funds may pay fees not to exceed 0.25% of average daily net assets (Service
Fees) to investment professionals or WesBanco, for providing services to shareholders and maintaining shareholder accounts. WesBanco may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

From its own profits, the Adviser may compensate broker-dealers for distribution and may from time to time enter into varying arrangements with broker-dealers in this regard. The Adviser has entered into such an arrangement with WesBanco Securities, Inc., whereby it provides compensation from its own profits based on the number of shares held by this broker-dealer's customers. This compensation is in addition to other compensation that WesBanco Securities, Inc. may receive in connection with the sale of Fund shares.



ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor or Adviser may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Funds to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Adviser. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Funds to the financial institution under the Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Adviser, Distributor or the Funds and any services provided.


EXCHANGING SECURITIES FOR SHARES
You may contact your investment professional to request a purchase of shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as they value their assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as each Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION




VOTING RIGHTS
Each Share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund, only Shares of that Fund are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of March X, 2005, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Small Company Growth Fund: (To Be Filed By Amendment).

As of March X , 2005, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Growth
Fund: (To Be Filed By Amendment)

As of March X, 2005 the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Balanced Fund: (To Be Filed By Amendment).

As of March X, 2005, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Bond
Fund: (To Be Filed By Amendment)

As of March X, 2005, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Municipal Bond Fund: (To Be Filed By Amendment)

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

[Insert name of 25% owner] is organized in the state of [insert state name] and is a subsidiary of [insert name]; organized in the state of [insert state name]. (To Be Filed By Amendment)




TAX INFORMATION

FEDERAL INCOME TAX
The Funds intend to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies. If these requirements are not met, they will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

A Fund entitled to a loss carry-forward, may reduce the taxable income or gain that a Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS
If the Small Company Growth Fund, Growth Fund, Balanced Fund or Bond Fund purchase foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Funds may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WEST VIRGINIA TAXES

Under existing West Virginia laws, distributions made by the Municipal Bond Fund will not be subject to the West Virginia personal income tax to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code of 1986, as amended, and represent (i) interest income from obligations of the United States and its possessions; or (ii) interest or dividend income from obligations of any authority, commission or instrumentality of the United States or the State of West Virginia exempt from state income taxes under the laws of the United States or of the State of West Virginia. For purposes of the West Virginia corporate income tax, a special formula is used to compute the extent to which Fund distributions are exempt.


The Secretary of the Department of Tax and Revenue has indicated on an informed basis that Fund shares should be exempt from personal property taxes. Shareholders should consult their own tax adviser for more information on the application of personal property taxes on Fund shares.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The WesMark Fund Complex consists of one Investment Company (comprising five portfolios). Unless otherwise noted, each Officer is elected annually; each Board member oversees all portfolios in the WesMark Fund Complex; and serves for an indefinite term. Shareholder communications to the Board can be sent by mail to: The WesMark Funds, Federated Investors Tower, 1001 Liberty Avenue, 12th Floor, Pittsburgh Pennsylvania 15222-3779; Attention: WesMark Funds Secretary. The WesMark Funds Secretary will review all communications and present a summary of the communications to the Board at each regularly scheduled Board meeting.

As of March, 2005, the Funds' Board and Officers as a group owned approximately less than 1% of the Funds' outstanding Shares. (To Be Filed By Amendment)



INTERESTED TRUSTEE AND COMPENSATION (To Be Filed By Amendment)



------------------------------------------------- ----------------------------------------------- -----------------------
                      Name                                 Principal Occupations                        Aggregate
                   Birth Date                               in Past Five Years,                   Compensation from the
                    Address                        Other Directorships Held and Previous            Trust (past fiscal
               Date Service Began                                Positions                               year) **
------------------------------------------------- ----------------------------------------------- -----------------------
------------------------------------------------- ----------------------------------------------- -----------------------
Robert E. Kirkbride*                              Principal Occupations: Director,
------------------------------------------------  WesBanco, Inc.; Director, WesBanco Bank                   $
Birth Date: August 23, 1939                       Inc; Officer, Christy & Associates
132 S. Fourth Street, Marietta OH, 45750          (real estate development and investment
CHAIRMAN and TRUSTEE                              management); Director, The Mountain
Began serving: September 2004                     Company (holding company); Director,
                                                  The Laurel Management Group
                                                  (holding company); Director
                                                  and Officer, Thunder
                                                  Corporation (oil and gas
                                                  production); Director and
                                                  Officer, Databridge
                                                  Corporation (computer sales
                                                  and service).
------------------------------------------------- ----------------------------------------------- -----------------------
* Robert E. Kirkbride is an interested person due to the Director position he holds with WesBanco, Inc. The Funds' investment adviser, WesBanco Investment
Department is a division of WesBanco Bank Inc., a wholly owned subsidiary of
WesBanco Inc.
** The Board of Trustees was elected on September 3, 2004.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION (To Be Filed By Amendment)
-------------------------------------------------

------------------------------------------------- ----------------------------------------------- -----------------------
Name                                              Principal Occupations                                 Aggregate
Birth Date                                        in Past Five Years,                             Compensation from the
Address                                           Other Directorships Held and Previous                   Trust
Date Service Began                                Positions                                       ----------------------
                                                                                                  (past fiscal year)***
------------------------------------------------- ----------------------------------------------- -----------------------
------------------------------------------------- ----------------------------------------------- -----------------------

------------------------------------------------- ----------------------------------------------- -----------------------
------------------------------------------------- ----------------------------------------------- -----------------------
Lawrence E. Bandi                                 Principal Occupations: Dean of Business                  None
------------------------------------------------  and Financial Affairs, West Virginia
Birth Date: June 23, 1954                         Northern Community College; Vice
2 Halstead Avenue                                 Chairman, Ohio County Economic
Wheeling WV, 26003                                Development Authority; Audit Committee
TRUSTEE                                           Chairman, Ohio Valley Industrial Business
Began serving: September 2004                     Development Corporation; Chairman Elect,
                                                  Special Wish Foundation, Upper
                                                  Ohio Valley United Way;
                                                  Director, Wheeling Hospital;
                                                  Chairman, Wheeling Civic
                                                  Center Taskforce.
                                                  Previous Positions: President and Chief
                                                  Executive Officer, Valley National Gases,
                                                  Inc.;
------------------------------------------------- ----------------------------------------------- -----------------------
------------------------------------------------- ----------------------------------------------- -----------------------

------------------------------------------------- ----------------------------------------------- -----------------------
------------------------------------------------- ----------------------------------------------- -----------------------
Robert P. Kanters                                 Principal Occupations: Senior Vice                       None
Birth Date: February 23, 1940                     President, Legg Mason Wood Walker, Inc.
13 Laurelwood Estates                             (global financial services); Board
Wheeling WV, 26003                                Member, iNetworks (private equity group).
Began serving: September 2004
------------------------------------------------- ----------------------------------------------- -----------------------
------------------------------------------------- ----------------------------------------------- -----------------------

------------------------------------------------- ----------------------------------------------- -----------------------
------------------------------------------------- ----------------------------------------------- -----------------------
Mark E. Kaplan                                    Principal Occupations: Board Member,                     None
Birth Date: November 24, 1961                     Mainstay Life Services.
104 Alyson Drive                                  Previous Positions: President, Chief
McMurray PA, 15317                                Financial Officer and Director, Weirton
Began serving: September 2004                     Steel Corporation; Senior Audit Manager,
                                                  Arthur Anderson LLP; Corporate
                                                  Controller, Black Box Corporation
                                                  (network services).
------------------------------------------------- ----------------------------------------------- -----------------------
*** The Board of Trustees was elected on September 3, 2004.

OFFICERS****
-----------------------------------------------------------------------------------------------------------------------
Name
Birth Date                                  ------------------------------------------------------------------
Address
Positions Held with Fund
-----------------------------------------
Date Service Began                               Principal Occupation(s) and Previous Position(s)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Charles L. Davis Jr.                             Principal Occupations: Vice President, Director of Mutual
-----------------------------------------        Fund Services and Strategic Relationship Management,
Federated Investors Tower                        Federated Services Company; Vice President, Edgewood
1001 Liberty Avenue                              Services.
Pittsburgh, PA 15222
Birth Date:  March 23, 1960                      Previous Positions: President, Federated Clearing Services;
CHIEF EXECUTIVE OFFICER                          Director, Business Development, Mutual Fund Services,
Began serving: November 2003                     Federated Services Company.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Jerome B. Schmitt                                Principal Occupations: Co-Portfolio Manager of the WesMark
-----------------------------------------        Funds; Executive Vice President, WesBanco Inc.
Birth Date: August 19, 1949                 ------------------------------------------------------------------
1 Bank Plaza
Wheeling WV 26003
PRESIDENT
Began serving: September 2004
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Deborah Ferdon                                   Principal Occupations: Chief Compliance Officer, Provident
-----------------------------------------        Investment Advisors; Vice President, the Provident
Birth Date: January 15, 1953                     Riverfront Funds
673 McCormick Lane
Cincinnati, OH 45245
CHIEF COMPLIANCE OFFICER                         Previous Positions: Senior Compliance Examiner, SunAmerica
Began service September 2004                     Securities, Inc.; Investment Representative, ABN/AMRO
                                                 (Standard Federal Bank)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Richard N. Paddock                               Principal Occupations:
Federated Investors Tower
1001 Liberty Avenue                              Previous Positions:
Pittsburgh, PA 15222
Birth Date:
CHIEF FINANCIAL OFFICER and TREASURER
Began serving: August 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
David B. Ellwood                                 Principal Occupations: Co-Portfolio Manager of the WesMark
-----------------------------------------        Funds; Senior Vice President, WesBanco Trust and Investment
Birth Date: November 27, 1956                    Services
1 Bank Plaza                                ------------------------------------------------------------------
Wheeling WV 26003
VICE PRESIDENT
Began Serving: September 2004

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Beth S. Broderick                                Principal Occupations:  Vice President Federated Services
-----------------------------------------        Company since 1999.
Birth Date:  August 2, 1965
Federated Investors Tower                        Previous Positions:  Client Services Officer Federated
1001 Liberty Avenue                              Services Company from 1992 to 1997.
Pittsburgh, PA 15222
VICE PRESIDENT and
ASSISTANT TREASURER
Began serving: August 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Todd P. Zerega                                   Principal Occupations: Attorney, ReedSmith LLP
Birth Date: May 18, 1974
Federated Investors Tower
1001 Liberty Avenue                              Previous Positions: Associate Corporate Counsel, Federated
Pittsburgh, PA 15222                             Services Company from 2000 to 2002; Tax Specialist with KPMG
SECRETARY                                        LLP from 1999 to 2000.
Began serving: September 2004

-----------------------------------------------------------------------------------------------------------------------
****The Officers were appointed on September 27, 2004 Trust business conducted prior to this date was conducted by the previous officers. Officers do not receive any compensation from the Funds.





COMMITTEES OF THE BOARD [To Be Filed By Amendment]
--------------------------------------------------------------------------------------------------------------------------------
BOARD                    COMMITTEE                     COMMITTEE FUNCTIONS                                 MEETINGS HELD
COMMITTEE                MEMBERS                                                                            DURING LAST
                                                                                                         FISCAL YEAR*****
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Audit                    Lawrence E. Bandi             The Audit Committee reviews and                           4
                         Robert P. Kanters             recommends to the full Board the
                         Mark E. Kaplan                independent auditors to be selected
                                                       to audit the Funds'
                                                       financial statements;
                                                       meets with the
                                                       independent auditors
                                                       periodically to review
                                                       the results of the audits
                                                       and reports the results
                                                       to the full Board;
                                                       evaluates the
                                                       independence of the
                                                       auditors, reviews legal
                                                       and regulatory matters
                                                       that may have a material
                                                       effect on the financial
                                                       statements, related
                                                       compliance policies and
                                                       programs, and the related
                                                       reports received from
                                                       regulators; reviews the
                                                       Funds' internal audit
                                                       function; reviews
                                                       compliance with the
                                                       Funds' code of
                                                       conduct/ethics; reviews
                                                       valuation issues;
                                                       monitors inter-fund
                                                       lending transactions;
                                                       reviews custody services
                                                       and issues and
                                                       investigates any matters
                                                       brought to the
                                                       Committee's attention
                                                       that are within the scope
                                                       of its duties.
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Nominating               Lawrence E. Bandi                                                                     None
                         Robert P. Kanters             The Nominating Committee, whose members
                         Mark E. Kaplan                consist of all Independent Trustees,
                                                       selects and nominates
                                                       persons for election to
                                                       the Funds' Board when
                                                       vacancies occur. The
                                                       Committee will consider
                                                       candidates recommended by
                                                       shareholders, Independent
                                                       Trustees, officers or
                                                       employees of any of the
                                                       Funds' agents or service
                                                       providers and counsel to
                                                       the Funds. Any
                                                       shareholder who desires
                                                       to have an individual
                                                       considered for nomination
                                                       by the Committee must
                                                       submit a recommendation
                                                       in writing to the
                                                       Secretary of the Fund, at
                                                       the following address:
                                                       WesMark Funds 5800
                                                       Corporate Drive
                                                       Pittsburgh PA 15237-7010,
                                                       Attention Secretary. The
                                                       recommendation should
                                                       include the name and
                                                       address of both the
                                                       shareholder and the
                                                       candidate and detailed
                                                       information concerning
                                                       the candidate's
                                                       qualifications and
                                                       experience. In
                                                       identifying and
                                                       evaluating candidates for
                                                       consideration, the
                                                       Committee shall consider
                                                       such factors as it deems
                                                       appropriate. Those
                                                       factors will ordinarily
                                                       include: integrity,
                                                       intelligence,
                                                       collegiality, judgment,
                                                       diversity, skill,
                                                       business and other
                                                       experience, qualification
                                                       as an "Independent
                                                       Trustee," the existence
                                                       of material relationships
                                                       which may create the
                                                       appearance of a lack of
                                                       independence, financial
                                                       or accounting knowledge
                                                       and experience, and
                                                       dedication and
                                                       willingness to devote the
                                                       time and attention
                                                       necessary to fulfill
                                                       Board responsibilities. A
                                                       copy of the Nominating
                                                       Committee Charter is
                                                       attached to this proxy
                                                       statement.

--------------------------------------------------------------------------------------------------------------------------------
***** The Audit Committee members were appointed on September 27, 2004. The meetings held from February 1, 2004 until September 3, 2004 were attended by previous members of the Committee.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE WESMARK
INVESTMENT COMPANY AS OF DECEMBER 31, 2004
---------------------------------------------------------------------------------------------
Interested                                                       Aggregate
Board Member Name                                             Dollar Range of
                                                                 Shares Owned in
                                                                   WesMark Funds
                                                              Investment Company
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert E. Kirkbride                               o                   None

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Independent
Board Member Name
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Lawrence E. Bandi                                 o                   None

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert P. Kanters                                 o                   None

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Mark E. Kaplan                                    o                   None

---------------------------------------------------------------------------------------------



INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Funds.

The Adviser is a wholly owned subsidiary of WesBanco, Inc. Because of internal controls maintained by the Adviser to restrict the flow of non-public information, Fund investments are typically made without any knowledge by the Adviser of WesBanco Bank or its affiliates' lending relationships with an issuer.

The Adviser shall not be liable to the Trust, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Funds' Board has reviewed the Funds' investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Funds and its shareholders by the WesBanco organization in addition to investment advisory services; and a Fund's relationship to other funds in the WesMark Family of Funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Funds by other entities in the WesBanco organization and research services received by the Adviser from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of a fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with WesBanco on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the WesBanco organization. WesBanco provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; a fund's expenses (including the advisory fee itself and the overall expense structure of a fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a fund's portfolio securities; the nature and extent of the advisory and other services provided to a fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the WesBanco companies that service them; and relevant developments in the mutual fund industry and how the funds and/or WesBanco are responding to them.

The Board also receives financial information about WesBanco, including reports on the compensation and benefits WesBanco derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by WesBanco's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' custodian). The reports also discuss any indirect benefit WesBanco may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the WesBanco family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by the Adviser.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING As required by SEC rules, the Funds, its Adviser, and their Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


 Proxy Policy and Proxy Procedures
The Funds have adopted the Adviser's Proxy Policies and Procedures. The Adviser's Proxy Policy provides guidance on how the Adviser should vote various proxy matters. On certain matters the Proxy Policy provides that the Adviser will vote for or against certain matters while other matters will be voted on a "case by case" basis.

The Adviser's Proxy Procedures contemplate the use of Institutional Shareholder Services ("ISS"). ISS is a well-known and respected organization that specializes in the analysis of corporate governance and compensation issues as they are presented to institutional shareholders. Client proxies will be delivered directly to ISS, who will vote the proxies according to the ISS Proxy Policy. The proxies will then be presented to the Adviser for approval at which time the Adviser may choose to over-ride the ISS vote if the Adviser's Proxy Policy on a particular issue is different from that of ISS. Items identified in the Adviser's Proxy Policy to be determined on a "case by case" basis will be voted in accordance with the recommendation of ISS. Any exceptions must be approved by the Senior Executive Officer of the Adviser or his designee.


Conflicts of Interests
The Proxy Policy of the Adviser states that, in the event of a conflict between the interests of the investment adviser and its clients (including the Funds), the Adviser will vote the proxy in the best interests of its clients. Specifically, the Proxy Policy provides that in the event of any potential or actual conflict of interest relating to a particular proxy proposal the proxy will be voted in accordance with the Proxy Policy to the extent the Proxy Policy provides that the Adviser will vote for or against such proposal. To the extent the Policy calls for the proposal to be voted on a "case by case" basis the Adviser, depending on the facts and circumstances, will either (1) vote the proxy in accordance with the recommendation of ISS; or (2) vote the proxy pursuant to client direction.


Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Fund toll-free at 1-800-864-1013.
PORTFOLIO HOLDINGS INFORMATION
The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than certain short term and U.S. Government securities and mutual fund shares (other than the WesMark Funds) . Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI. The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the Executive Vice President of the Adviser and of the Chief Compliance Officer of the Funds. The Executive Vice President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must agree that it will safeguard the confidentiality of the information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished. The Funds' annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Funds' second and fourth fiscal quarters, may be accessed by clicking on "______________" and selecting the appropriate document. Complete listings of the Funds' portfolio holdings as of the end of the Funds' first and third fiscal quarters may be accessed by selecting "___________" and selecting the appropriate document. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov. Additionally, summary portfolio for each calendar quarter is posted on the Funds' website within __ days (or the next business day) after the end of the calendar quarter. The summary portfolio composition information may include identification of a Fund's top ten holdings, a percentage breakdown of the portfolio by sector, maturity range or credit quality. To access this information on the Funds' website click on the applicable Fund's name and then click on the applicable document. BROKERAGE TRANSACTIONS When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

Investment decisions for a Fund are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets as specified below:

         Maximum                    Average Aggregate Daily
    Administrative Fee              Net Assets of the Trust
       0.150 of 1%                 on the first $250 million
       0.125 of 1%                  on the next $250 million
       0.100 of 1%                  on the next $250 million
       0.075 of 1%            on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $75,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Funds for expenses. Prior to January 1, 2002, Federated Services Company also provided certain accounting services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses. As of January 1, 2002, State Street Bank and Trust Company has provided these fund accounting services to the Funds for an annual fee of 0.05% of the average daily net assets of the Funds.
-----------------------------------------------------------------------

CUSTODIAN

WesBanco Trust and Investment Services, is custodian for the securities and cash of the Funds.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT Boston Financial Data Services, Inc. maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS
The independent auditor for the Funds, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES (To Be Filed By Amendment)



--------------------------------------------------------------------------------------------------------------------------------
Fund                      Advisory Fee Paid/                 Brokerage Commissions Paid              Administrative Fee Paid/
                         Advisory Fee Waived                                                         Administrative Fee Waived
              ------------------------------------------------------------------------------------------------------------------
              ------------------------------------------------------------------------------------------------------------------
                      For the fiscal year ended                                                      For the fiscal year ended
                             January 31,                                                                    January 31,
              ---------------------------------------------------------------------------------------------------------------------
              -------- ------------------- ------------------------ ------------- -------------------- ----------------------------
              2005            2004               2003     2005          2004          2003    2005           2004           2003
---------------------- ------------------- ------------------------ ------------- -------------------- ----------------------------
---------------------- ------------------- ------------------------ ------------- -------------------- ----------------------------
Small Company           $118,922/$2,580       $137,343/               $64,084       $29,733            $75,000/ $53,719   $75,000/
Growth Fund                                     $3,713                                                                    $50,247
---------------------- ------------------- ------------------------ ------------- -------------------- ----------------------------
---------------------- ------------------- ------------------------ ------------- -------------------- ----------------------------
Growth Fund            $1,654,149/$18,258    $1,562,500/              $354,843      $229,230             $296,103/ $0   $281,975/$0
                                                             $21,015
---------------------- ------------------- ------------------------ ------------- -------------------- ----------------------------
---------------------- ------------------- ------------------------ ------------- -------------------- ----------------------------
Balanced Fund           $464,118/$10,933      $499,887/               $57,229       $53,729               $83,172/ $0     $90,221/
                                               $16,590                                                                       $0
---------------------- ------------------- ------------------------ ------------- -------------------- ----------------------------
---------------------- ------------------- ------------------------ ------------- -------------------- ----------------------------
Bond Fund              $1,040,870/$14,866    $1,003,137/               $2,838          $0                $233,235/ $0   $226,685/$0
                                                             $21,841
---------------------- ------------------- ------------------------ ------------- -------------------- ----------------------------
---------------------- ------------------- ------------------------ ------------- -------------------- ----------------------------
Municipal Bond          $439,375/$78,696      $402,684/                  $0            $0                 $98,456/ $0     $91,009/
Fund                                           $139,280                                                                      $0
---------------------- ------------------- ------------------------ ------------- -------------------- ----------------------------








------------------------------------------ ---------------------------------------------------------------------------------
Fund                                                                Shareholder Services Fee Paid/
                                                                   Shareholder Services Fee Waived
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
                                                                      For the fiscal year ended
                                                                             January 31,
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------- --------------------------- ------------------------------
                                                   2005                      2004                         2003
------------------------------------------ ---------------------- --------------------------- ------------------------------
------------------------------------------ ---------------------- --------------------------- ------------------------------
Small Company Growth Fund                                              $39,641/$16,366                 $16,618/$0
------------------------------------------ ---------------------- --------------------------- ------------------------------
------------------------------------------ ---------------------- --------------------------- ------------------------------
Growth Fund                                                           $551,383/$227,511                $190,445/$0
------------------------------------------ ---------------------- --------------------------- ------------------------------
------------------------------------------ ---------------------- --------------------------- ------------------------------
Balanced Fund                                                          $154,706/$64,099                $60,880/$0
------------------------------------------ ---------------------- --------------------------- ------------------------------
------------------------------------------ ---------------------- --------------------------- ------------------------------
Bond Fund                                                             $433,696/$179,970                $154,743/$0
------------------------------------------ ---------------------- --------------------------- ------------------------------
------------------------------------------ ---------------------- --------------------------- ------------------------------
Municipal Bond Fund                                                    $183,073/$75,963                $62,062/$0
------------------------------------------ ---------------------- --------------------------- ------------------------------


12B-1 FEES (To Be Filed By Amendment)
The Funds did not pay or accrue 12b-1 fees during the fiscal year ended January 31, 2005. The Funds have no present intention of paying or accruing 12b-1 fees during the fiscal year ending January 31, 2006.


HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



AVERAGE ANNUAL TOTAL RETURNS AND YIELD (To Be Filed By
Amendment)

Total returns are given for the one-year, five-year and/or start of performance periods ended January 31. Yield is given for the 30-day period ended January 31, 2004.



  SMALL COMPANY GROWTH FUND*                          1 Year                  5 Years           Start of Performance
                                                                                                  on August 8, 2000
  -----------------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------------
    Return Before Taxes
  -----------------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------------
    Return After Taxes on
    Distributions
  -----------------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------------
    Return After Taxes on
    Distributions and Sale of Shares
  -----------------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------------
  Yield
  -----------------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------------
  GROWTH FUND                                         1 Year                  5 Years           Start of Performance
                                                                                                  on April 14, 1997
  -----------------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------------
    Return Before Taxes
  -----------------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------------
    Return After Taxes on
    Distributions
  -----------------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------------
    Return After Taxes on
    Distributions and Sale of Shares
  -----------------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------------
  Yield
  -------------------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------------

  -------------------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------------
  BALANCED FUND*                                      1 Year                  5 Years            Start of Performance on
                                                                                                     April 20, 1998
  -------------------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes
  -------------------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on
    Distributions
  -------------------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on
    Distributions and Sale of Shares
  -------------------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------------
  Yield
  -------------------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------------

  -------------------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------------
  BOND FUND                                           1 Year                  5 years             Start of Performance
                                                                                                    on April 20, 1998
  -------------------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes
  -------------------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on
    Distributions
  -------------------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on
    Distributions and Sale of Shares
  -------------------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------------
  Yield
  -------------------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------------

  -------------------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------------
  MUNICIPAL BOND FUND*                                1 Year                  5 Years           Start of Performance on
                                                                                                    April 14, 1997
  ------------------------------------------------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes
  ------------------------------------------------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on
    Distributions
  ------------------------------------------------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on
    Distributions and Sale of Shares
  ------------------------------------------------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------------------------
  Yield
  ------------------------------------------------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------------------------
  Tax-Equivalent Yield
  ------------------------------------------------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------------------------

  ------------------------------------------------------------------------------------------------------------------------


*The Fund is the successor to the portfolio of a common trust fund (CTF) managed by the Adviser. At the Fund's commencement of operations, the CTF's assets were transferred to the Fund in exchange for Fund shares. The quoted performance data includes performance for periods before each of the Fund's registration became effective on August 8, 2000 for WesMark Small Company Growth Fund, April 20, 1998, for the WesMark Balanced Fund, and April 14, 1997, for the WesMark West Virginia Municipal Bond Fund, as adjusted to reflect the Fund's expenses. The CTF was not registered under the 1940 Act and was therefore not subject to the restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, the performance may have been adversely affected.
TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per Share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When shares of a Fund are in existence for less than a year, a Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD
The yield of shares is calculated by dividing: (i) the net investment income per Share earned by the shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the Municipal Bond Fund. The interest earned by the municipal securities owned by the Municipal Bond Fund generally remains free from federal regular income tax and is often free from West Virginia taxes as well. However, some of the Municipal Bond Fund's income may be subject to the AMT and state and/or local taxes.


                                            TAX EQUIVALENCY TABLE

Taxable Yield Equivalent for 2004 State of West Virginia
Combined Federal
& State:                       13.00%            19.50%           31.50%            34.50%           39.50%            41.50%
Single Return:                     $0-           $7,151-         $29,051-          $70,351-        $146,751-             Over
                       --------------   ---------------   ----------------------------------------------------       $319,100
                               $7,150           $29,050          $70,350          $146,750         $319,100
Tax-Exempt Yield                                                Taxable Yield Equivalent
0.50%                           0.57%             0.62%            0.73%             0.76%            0.83%             0.85%
1.00%                           1.15%             1.24%            1.46%             1.53%            1.65%             1.71%
1.50%                           1.72%             1.86%            2.19%             2.29%            2.48%             2.56%
2.00%                           2.30%             2.48%            2.92%             3.05%            3.31%             3.42%
2.50%                           2.87%             3.11%            3.65%             3.82%            4.13%             4.27%
3.00%                           3.45%             3.73%            4.38%             4.58%            4.96%             5.13%
3.50%                           4.02%             4.35%            5.11%             5.34%            5.79%             5.98%
4.00%                           4.60%             4.97%            5.84%             6.11%            6.61%             6.84%
4.50%                           5.17%             5.59%            6.57%             6.87%            7.44%             7.69%
5.00%                           5.75%             6.21%            7.30%             7.63%            8.26%             8.55%
5.50%                           6.32%             6.83%            8.03%             8.40%            9.09%             9.40%
6.00%                           6.90%             7.45%            8.76%             9.16%            9.92%            10.26%
6.50%                           7.47%             8.07%            9.49%             9.92%           10.74%            11.11%
7.00%                           8.05%             8.70%           10.22%            10.69%           11.57%            11.97%
7.50%                           8.62%             9.32%           10.95%            11.45%           12.40%            12.82%
8.00%                           9.20%             9.94%           11.68%            12.21%           13.22%            13.68%
8.50%                           9.77%            10.56%           12.41%            12.98%           14.05%            14.53%
9.00%                          10.34%            11.18%           13.14%            13.74%           14.88%            15.38%

Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
--------------------------------------------------------------------------------------------------------------

                                            TAX EQUIVALENCY TABLE

Taxable Yield Equivalent for 2004 State of West Virginia
Combined Federal
& State:                       14.00%            21.00%           31.50%            34.50%           39.50%            41.50%
Joint Return:                      $0-          $14,301-         $58,101-         $117,251-        $178,651-             Over
                       ------------------------------------------------------------------------------------------------------
                              $14,300           $58,100         $117,250          $178,650         $319,100          $319,100
Tax-Exempt Yield                                             Taxable Yield Equivalent
0.50%                           0.58%             0.63%            0.73%             0.76%            0.83%             0.85%
1.00%                           1.16%             1.27%            1.46%             1.53%            1.65%             1.71%
1.50%                           1.74%             1.90%            2.19%             2.29%            2.48%             2.56%
2.00%                           2.33%             2.53%            2.92%             3.05%            3.31%             3.42%
2.50%                           2.91%             3.16%            3.65%             3.82%            4.13%             4.27%
3.00%                           3.49%             3.80%            4.38%             4.58%            4.96%             5.13%
3.50%                           4.07%             4.43%            5.11%             5.34%            5.79%             5.98%
4.00%                           4.65%             5.06%            5.84%             6.11%            6.61%             6.84%
4.50%                           5.23%             5.70%            6.57%             6.87%            7.44%             7.69%
5.00%                           5.81%             6.33%            7.30%             7.63%            8.26%             8.55%
5.50%                           6.40%             6.96%            8.03%             8.40%            9.09%             9.40%
6.00%                           6.98%             7.59%            8.76%             9.16%            9.92%            10.26%
6.50%                           7.56%             8.23%            9.49%             9.92%           10.74%            11.11%
7.00%                           8.14%             8.86%           10.22%            10.69%           11.57%            11.97%
7.50%                           8.72%             9.49%           10.95%            11.45%           12.40%            12.82%
8.00%                           9.30%            10.13%           11.68%            12.21%           13.22%            13.68%
8.50%                           9.88%            10.76%           12.41%            12.98%           14.05%            14.53%
9.00%                          10.47%            11.39%           13.14%            13.74%           14.88%            15.38%
Note:    The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
-----------------------------------------------------------------------

PERFORMANCE COMPARISONS

o    Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Funds' returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:


Lipper, Inc.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "growth funds" category in advertising and sales literature.


Morningstar, Inc.
An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500) Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.


Russell 1000 Growth Index
Consists of those Russell 2000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates.


Russell 2000 Index
A broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.


Lehman Brothers Five-Year State General Obligation Bonds Index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.


Lehman Brothers Government/Corporate (Total) Index Index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.


Consumer Price Index
Generally considered to be a measure of inflation.


Dow Jones Industrial Average ("DJIA")
An unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.


Bank Rate Monitor National Index
A financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.


The S&P/BARRA Value Index and the S&P/BARRA Growth Index Constructed by Standard & Poor's and BARRA, Inc., an investment technology and consulting company, by separating the S&P 500 Index into value stocks and growth stocks. The S&P/BARRA Growth and S&P/BARRA Value Indices are constructed by dividing the stocks in the S&P 500 Index according to their price-to-book ratios. The S&P/BARRA Growth Index, contains companies with higher price-to-earnings ratios, low dividends yields, and high earnings growth (concentrated in electronics, computers, health care, and drugs). The Value Index contains companies with lower price-to-book ratios and has 50% of the capitalization of the S&P 500 Index. These stocks tend to have lower price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth (concentrated in energy, utility and financial sectors). The S&P/BARRA Value and S&P/BARRA Growth Indices are capitalization-weighted and rebalanced semi-annually. Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.


Standard & Poor's Midcap 400 Stock Price Index A composite index of 400 common stocks with market capitalizations between $200 million and $7.5 billion in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.


S&P 600 Small Cap Index
An unmanaged capitalization-weighted index representing all major industries in the small-range of the U.S. stock market.


Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.


FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended January 31, 2005, are incorporated herein by reference to the Annual Report to Shareholders of the WesMark Funds dated January 31, 2005.

INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.
B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating. CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.
CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating. C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Of ten the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue. CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C--Bonds are imminent default in payment of interest or principal. MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
o Leading market positions in well established industries.

o        High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

o Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. STANDARD AND POOR'S COMMERCIAL PAPER RATINGS
A---This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.
FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES


WESMARK FUNDS
WesMark Small Company Growth Fund
WesMark Growth Fund
WesMark Balanced Fund
WesMark Bond Fund
WesMark West Virginia Municipal Bond Fund

5800 Corporate Drive
Pittsburgh, PA 15237-7010

Distributor

Edgewood Services, Inc.
Clearing Operations
P.O. Box 897 Pittsburgh, PA 15230-0897


Investment Adviser
WesBanco Investment Department
One Bank Plaza
Wheeling, WV 26003

Custodian
WesBanco Trust and Investment Services
One Bank Plaza
Wheeling, WV 26003


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

APPENDIX (TO BE FILED BY AMENDMENT)

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

Custodian[s] [list name(s)]

Securities Lending Agent
[list name]

Independent Registered Public Accounting Firm
[list name]

Legal Counsel
[list name(s)]

Service Providers
[list name(s)]

Security Pricing Services
[list name(s)]

Ratings Agencies
[list name(s)]

Performance Reporting/Publications
[list name(s)]

Other
[list name(s)]












PART C.           OTHER INFORMATION.

Item 22.          Exhibits:
                  --------



                  (a)                       Conformed Copy of Declaration of
                                            Trust of the Registrant; (1)
                           (i)              Conformed Copy of Amendment No. 1 to
                                            the Declaration of Trust of the
                                            Registrant; (2)
                  (b)                       Copy of By-Laws of the Registrant; (1) (i) Conformed
                                            Copy of Amendment No. 4 to the By-Laws of the
                                            Registrant (10)
                           (ii)             Conformed Copy of Amendment No. 1 to the By-Laws of the
                                            Registrant; (11)
                           (iii)            Conformed Copy of Amendment No. 2 to the By-Laws of the
                                            Registrant; (11)
                           (iv)             Conformed Copy of Amendment No. 3 to the By-Laws of the
                                            Registrant; (11)
                           (v)              Conformed Copy of Amendment No. 5 to the By-Laws of the
                                            Registrant; (11)
                           (vi)             Conformed Copy of Amendment No. 6 to the By-Laws of the
                                            Registrant; (+)
                  (c)                       Not applicable;
                  (d)                       Conformed Copy of Investment
                                            Advisory Contract of the Registrant;
                                            (8)
                           (i)              Conformed Copy of Exhibit A to the
                                            Investment Advisory Contract of the
                                            Registrant; (8)
                           (ii)             Conformed Copy of Exhibit B to the
                                            Investment Advisory Contract of the
                                            Registrant; (8)
                           (iii)            Conformed Copy of Exhibit C to the
                                            Investment Advisory Contract of the
                                            Registrant; (8)
                           (iv)             Conformed Copy of Exhibit D to the
                                            Investment Advisory Contract of the
                                            Registrant; (8)
                           (v)              Conformed Copy of Exhibit E to the
                                            Investment Advisory Contract of the
                                            Registrant; (8)
                           (vi)             Conformed Copy of Amendment dated
                                            May 10, 2001 to Investment Advisory
                                            Agreement between WesMark Funds and
                                            WesBanco Bank, Inc.; (9)
                  (e)                       Conformed Copy of Distributor's
                                            Contract including Exhibit A of the
                                            Registrant; (1)
                           (i)              Conformed Copy of Exhibit B to the
                                            Distributor's Contract of the
                                            Registrant; (2)
                           (ii)             Conformed Copy of Exhibits C & D to
                                            the Distributor's Contract of the
                                            Registrant; (4)
                           (iii)            Conformed Copy of Exhibit E to the
                                            Distributor's Contract of the
                                            Registrant; (+)
                           (iv)             Conformed Copy of Sales Agreement
                                            with Edgewood Services, Inc.; (7)
                           (v)              Conformed Copy of Amendment dated
                                            June 1, 2001 to Distributor's
                                            Contract between WesMark Funds and
                                            Edgewood Services, Inc.; (9)
                           (vi)             Conformed Copy of Amendment dated
                                            October 1, 2003 to Distributor's
                                            Contract between WesMark Funds and
                                            Edgewood Services, Inc.; (+)
                  (f)                       Not applicable;
                  (g)                       Conformed Copy of Custodian Contract
                                            of the Registrant; (1)
                           (i)              Conformed Copy of Exhibit 1 to the
                                            Custodian Contract of the Registrant
                                            (Schedule of Fees); (4)
                           (ii)             Conformed Copy of Amendment dated
                                            June 1, 2001 to Custodian Contract
                                            between WesMark Funds and WesBanco
                                            Bank, Wheeling; (9)
                  (h)                       (i) Conformed Copy of Agreement for
                                            Fund Accounting, Administrative
                                            Services, and Transfer Agency
                                            Services of the Registrant; (1)
                           (ii)             Conformed Copy of Schedule A (Fund
                                            Accounting Fees) of the Registrant;
                                            (4)
                           (iii)            Conformed Copy of Schedule B (Fees
                                            and Expenses of Transfer Agency) of
                                            the Registrant; (4)
                           (iv)             Conformed Copy of Amendment dated
                                            June 1, 2001 to Agreement for Fund
                                            Accounting Services, Administrative
                                            Services, Transfer Agency Services
                                            and Custody Services Procurement of
                                            the Registrant; (9)
                           (v)              Conformed Copy of Amendment No. 2 to
                                            Agreement for Fund Accounting
                                            Services, Administrative Services,
                                            Transfer Agency Services and Custody
                                            Services of the Registrant; (+)
                           (vi)             Conformed Copy of Amendment dated
                                            October 1, 2003 to Agreement for
                                            Fund Accounting Services,
                                            Administrative Services, Transfer
                                            Agency Services and Custody Services
                                            of the Registrant; (+)
                           (vii)            Conformed Copy of Amendment No. 3 to
                                            Agreement for Fund Accounting
                                            Services, Administrative Services,
                                            Transfer Agency Services and Custody
                                            Services of the Registrant; (+)
                           (viii)           Conformed Copy of Amendment No. 4 to
                                            Agreement for Fund Accounting
                                            Services, Administrative Services,
                                            Transfer Agency Services and Custody
                                            Services of the Registrant; (+)
                           (ix)             Conformed Copy of Shareholder
                                            Services Agreement of the
                                            Registrant; (1)
                           (x)              Conformed Copy of Amendment No. 1 to
                                            Schedule A of the Shareholder
                                            Services Agreement of the
                                            Registrant; (1)
                           (xi)             conformed Copy of Amendment No. 2 to
                                            Schedule A of the Shareholder
                                            Services Agreement of the
                                            Registrant; (4)
                           (xii)            Conformed Copy of Amendment No. 3 to
                                            Schedule A of the Shareholder
                                            Services Agreement of the
                                            Registrant; (+)
                           (xiii)           Conformed Copy of Electronic
                                            Communications and Recordkeeping
                                            Agreement of the Registrant; (2)
                           (xiv)            Conformed Copy of Transfer Agent
                                            Services Agreement of the
                                            Registrant; (+)
                  (i)                       Conformed Copy of Opinion and
                                            Consent of Counsel as to legality of
                                            shares being registered; (2)
                  (j)                       Conformed Copy of Consent of Independent Auditors; (11)
                  (k)                       Not applicable; (l) Conformed Copy of Initial Capital
                                            Understanding;(2) (m) (i) Conformed Copy of Distribution Plan
                                            including Exhibit A
                                            of the Registrant; (1)
                           (ii)             Conformed Copy of Exhibit B to the
                                            Distribution Plan of the Registrant;
                                            (2)
                           (iii)            Conformed Copy of Exhibits C & D to
                                            the Distribution Plan of the
                                            Registrant; (4)
                           (iv)             Conformed Copy of Exhibit E to the
                                            Distribution Plan of the Registrant;
                                            (11)
                  (n)                       Not applicable;
                  (o)                       (i) Conformed copy of Power of
                                            Attorney of the Registrant; (+)
                           (ii)             Conformed copy of Power of Attorney
                                            of Chief Executive Officer of the
                                            Registrant; (+)
                           (iii)            Conformed copy of Power of Attorney
                                            of Chief Financial Officer and
                                            Treasurer of the Registrant; (+)
                           (iv)             Conformed copy of Power of Attorney
                                            of Treasurer and Chief Financial
                                            Officer and of the Registrant; (+)
                  (p)      (i) Code of Ethics for Access Persons (+) (ii)
                           WesBanco Bank Inc. Code of Ethics (+)

--------------------------------
+ All exhibits filed electronically

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed November 14, 1996 (File Nos. 333-16157 and 811-7925).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed February 4, 1997 (File Nos. 333-16157 and 811-7925).
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed January 8, 1998 (File Nos. 333-16157 and 811-7925).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed February 22, 2000 (File Nos. 333-16157 and 811-7925).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 31, 2001 (File Nos. 333-16157 and 811-7925).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed March 27, 2002 (File Nos. 333-16157 and 811-7925).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed March 26, 2003(File Nos. 333-16157 and 811-7925).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed March 25, 2004(File Nos. 333-16157 and 811-7925).


Item 23.          Persons Controlled by or Under Common Control with Registrant

                  None

Item 24.          Indemnification: (1)
                  ---------------

Item 25.          Business and Other Connections of Investment Adviser:
                  ----------------------------------------------------

                  For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund - Adviser's Background" in Part A. The principal executive officers and directors of the Trust's Investment Adviser are set forth in the following tables. Unless otherwise noted, the position listed under other Substantial Business, Profession, Vocation, or Employment is with WesBanco Bank Wheeling.



(1) (2) (3)OTHER SUBSTANTIAL BUSINESS, NAME POSITION WITH THE ADVISOR
PROFESSION, VOCATION OR EMPLOYMENT James E. Altmeyer WesBanco, Inc.Director
President - Altmeyer Funeral Homes Ray A. Byrd WesBanco, Inc.Director Lawyer -
Schrader, Byrd & Companion, PLLC Attorneys-at-Law
R. Peterson Chalfant WesBanco, Inc.Director Lawyer
John H. Cheffy                                WesBanco, Inc.Director                   Retired, former Vice President &
                                                                                      Cashier WesBanco Bank Barnesville
Christopher V. Criss                          WesBanco, Inc.Director                   President & Chief Executive Officer
                                                                                      Atlas Towing Company
James D. Entress, D.M.D.                      WesBanco, Inc.Director                   Retired, Oral & Maxillo - Facial
                                                                                      Surgeon
Abigail M. Feinknopf                          WesBanco, Inc.Director                   Marketing Representative
Ernest S. Fragale                             WesBanco, Inc.Director                   Retired, former President WesBanco
                                                                                      Mortgage Co.
Edward M. George                              WesBanco, Inc.Director                   Chairman of the Board WesBanco Inc.
                                                                                       Retired - President & CEO -
                                                                                      WesBanco, Inc. & WesBanco Bank, Inc.
John W. Kepner                                WesBanco, Inc.Director                   President - Kepner Funeral Homes,
                                                                                      Inc.
Vaughn L. Kiger                               WesBanco Bank, Inc. Director             President - Dorsey & Kiger Realtors
Robert E. Kirkbride                           WesBanco Bank, Inc. Director             Vice President - Christy &
                                                                                      Associates, Real Estate
Paul M. Limbert                               WesBanco, Inc.Director &                 President & Chief Executive Officer
                                              WesBanco Bank, Inc. Director            WesBanco, Inc. & WesBanco Bank, Inc.
Jay T. McCamic                                WesBanco, Inc.Director                   Attorney at Law - McCamic, Sacco &
                                                                                      Pizzuti PLLC
Joan C. Stamp                                 WesBanco, Inc.Director                   Director - West Virginia University
                                                                                      Foundation
Carter W. Strauss                             WesBanco, Inc.Director                   President - Strauss Industries, Inc.
Reed J. Tanner                                WesBanco, Inc.Director                   CPA - Partner, Simpson & Osborne
                                                                                      A.C.
Robert K. Tebay                               WesBanco, Inc.Director                   Owner - Operator Tebay Dairy
J. David Carlot                               WesBanco Bank, Inc. Director             President - Carlotta, Ltd.
Richard H. Carter                             WesBanco Bank, Inc. Director             President & CEO - Wheeling - Nisshin
Fred T. Chambers                              WesBanco Bank, Inc. Director             Funeral Director - James/Chambers
                                                                                      Funeral Homes
Robert D'Alessandri, M.D.                     WesBanco Bank, Inc. Director             Vice President Health Services
                                                                                      Center & Dean, School of Medicine,
                                                                                      West Virginia University
John W. Fisher, II                            WesBanco Bank, Inc. Director             Dean & Professor of Law, College of
                                                                                      Law, West Virginia University
Joseph F. Ford III                            WesBanco Bank, Inc. Director             President - Ford Funeral Home, Inc.
Jeffrey W. McCamic                            WesBanco Bank, Inc. Director             Lawyer - McCamic, Sacco & Pizzuti
                                                                                      PLLC Attorneys-at-Law
Daniel O. Martin                              WesBanco Bank, Inc. Director             Executive Vice President, Mullen
                                                                                      Motors Company
Edward M. Nelson, III                         WesBanco Bank, Inc. Director             Retired - former President,
                                                                                      Nelson's Drug Company
F. Eric Nelson, Jr. WesBanco Bank, Inc. Director Partner - Mountaineer Capital
LP John W. Raisbeck WesBanco Bank, Inc. Director Regional President-WesBanco
Bank,
                                                                                      Inc.
Dean C. Ramsey                                WesBanco Bank, Inc. Director             Partner - West & Jones
                                                                                      Attorneys-at-Law
F. M. Dean Rohrig                             WesBanco Bank, Inc. Director             Attorney-at-Law
Richard A. Rubin                              WesBanco Bank, Inc. Director             President - Rubin Resources, Inc.
James G. Squibb, Jr.                          WesBanco Bank, Inc. Director             COO/CFO - Beyond Marketing
R. Bruce White                                WesBanco Bank, Inc. Director             Attorney-at-Law
James White, Jr.                              WesBanco Bank, Inc. Director             President, James White Construction
                                                                                      Co.
Robert H. Young                               Executive Vice President &
                                                         Chief Financial Officer
Peter W. Jaworski                             Executive Vice President &
                                                            Chief Credit Officer
Kristine N. Molnar                            Director, WesBanco Bank,
                                                            Inc. -Executive Vice
                                                             President - Lending
John W. Moore                                 Executive Vice President -
                                                                 Human Resources
Dennis G. Powell                              Executive Vice President -
                                                         Chief Operating Officer
Brent E. Richmond                             Executive Vice President -
                                                                        Treasury
Jerome B. Schmitt                             Executive Vice President -
                                                             Investment & Trusts
Michael L. Perkins                            Senior Vice President - Risk
                                                                      Management
James C. Porter                               Vice President & Compliance
                                                                         Officer
Stephen J. Lawrence                           Vice President & Auditor
Larry G. Johnson                              Secretary
Frank R. Kerekes                              Executive Vice President
Matthew D. Smith                              Executive Vice President
Timothy J. Cox                                Executive Vice President
Bruce R. Martin                               President - Insurance
                                                                        Division
Victor L. Bull                                President - Securities
                                                                        Division
Stephen F. Decker                             Regional President
Larry G. Johnson                              Regional President
Patrick G. O'Brien                            Regional President
John E. Wait                                  Regional President
Bernard P. Twigg                              Regional President & Senior
                                                                          Lender
Paul J. Becka                                 Senior VP

Robert P. Brezing, Jr.                        Senior VP
Joe D. Campbell                               Senior VP
David B. Dalzell Jr.                          Senior VP
Thomas C. Davisson                            Senior VP
Gregory A. Dugan                              Senior VP
David P. Duncan                               Senior VP
Bernard V. Easley                             Senior VP
David B. Ellwood                              Senior VP
Lawrence P. Finneran                          Senior VP
Thomas E. Hannaford                           Senior VP
Richard C. Hardin                             Senior VP
Aaron L. Hawkins                              Senior VP
Wyatt K. Hoffman                              Senior VP
Robert A. Ice                                 Senior VP
Donald K. Jebbia                              Senior VP
Claude Randall Law                            Senior VP
W. Taylor McCluskey                           Senior VP
Thomas B. McGaughy                            Senior VP
David L. Mendenhall                           Senior VP
David L. Pell II                              Senior VP
Allen D. Retton                               Senior VP
Brenda H. Robertson                           Senior VP
Jon M. Rogers                                 Senior VP
George J. Rose                                Senior VP
Michael R. Schwarz                            Senior VP
Edward G. Sloane, Jr.                         Senior VP
Rudy F. Torjak, Jr.                           Senior VP
Douglas S. Betar                              Vice President
Ronald B. Bucy                                Vice President
Roanne M. Burech                              Vice President
David R. Burke                                Vice President
Luanne H. Bush                                Vice President
Sandra K. Campbell                            Vice President
Sharon D. Carnes                              Vice President
Mary R. Cilles                                Vice President
Michael P. Crawford                           Vice President - Director of
                                                                           Taxes
Patricia E. Hewitt-Dalbo                      Vice President
Thomas A. Dodson                              Vice President
Thomas E. Douglass                            Vice President
John J. England                               Vice President
Brenda C. Eschman                             Vice President
John D. Faulkner                              Vice President
Deborah Ferdon                                Vice President
Linda B. Field                                Vice President
Joseph P. Flynn, Jr.                          Vice President
Jeffrey C. Gannon                             Vice President
William T. Goodrich                           Vice President
Jeffrey A. Grandstaff                         Vice President
Timothy M. Grady                              Vice President
Thomas Harper                                 Vice President
Christopher G. Karpinski                      Vice President
Peter J. Keim                                 Vice President
Michael E. Klick                              Vice President
Mark D. Krupinski                             Vice President
David E. Lewis                                Vice President
Patricia A. Lowe                              Vice President
Barbara A. Matello                            Vice President
John R. Mattern                               Vice President
Thomas A. Medovic                             Vice President
John D. Mendenhall                            Vice President - Sales
Joseph G. Munhall                             Vice President
Patricia K. Parrish                           Vice President
John S. Partilla                              Vice President
Anthony Paravati                              Vice President
Susan L. Petrella                             Vice President
William James Reed, Jr.                       Vice President
Robert D. Reynolds                            Vice President
Marilyn R. Riley                              Vice President
Mary K. Romeo                                 Vice President
Jo A. Rowan                                   Vice President
Tammy M. Rumpf                                Vice President
David H. Schmid                               Vice President
Norma D. Singleton                            Vice President
Richard Silverio, Jr.                         Vice President
George E. Spanos                              Vice President
James M. Taibi                                Vice President
Phillip R. Teusink                            Vice President
James G. Thompson                             Vice President - Information
                                                                Security Officer
Edward A. Vargo                               Vice President
Jim A. Williams                               Vice President
David E. Yaeger                               Vice President
Peter A. Yanief                               Vice President
Jeffery L. Yoho                               Vice President
Peter T. Zeller                               Vice President








Item 26.          Principal Underwriters:

                  (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: BBH Fund, Inc., BBH Trust, Excelsior
                           Funds, Inc., Excelsior Institutional Trust, Excelsior
                           Tax-Exempt Funds, Inc., Hibernia Funds, The
                           Huntington Funds, Huntington VA Funds, MTB Group of
                           Funds and WesMark Funds.

                  (b)

              (1) (2) (3) Name and Principal Positions and Offices Positions and
Offices Business Address With Distributor With Registrant


Charles L. Davis, Jr.                       President,
5800 Corporate Drive                        Edgewood Services, Inc.                                --
Pittsburgh, PA 15237-7002

Thomas R. Donahue                           Director and Executive                                 --
5800 Corporate Drive                        Vice President,
Pittsburgh, PA 15237-7002                   Edgewood Services, Inc.

Peter J. Germain                            Director,                                              --
5800 Corporate Drive                        Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John B. Fisher                              Director,
5800 Corporate Drive                        Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


James F. Getz                               Director,                                              --
5800 Corporate Drive                        Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


Denis McAuley II                            Director and Treasurer                                 --
5800 Corporate Drive                        Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


Christine Johnston                          Vice President,                                        --
5800 Corporate Drive                        Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson Secretary, -- 5800 Corporate Drive Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak                            Assistant Treasurer,
5800 Corporate Drive                        Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

         (c)      Not applicable

Item 27.          Location of Accounts and Records:
                  --------------------------------

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                                    Reed Smith LLP
                                                              Investment Management
                                                              Group (IMG)
                                                              Federated Investors Tower
                                                              12th Floor
                                                              1001 Liberty Avenue
                                                              Pittsburgh, PA 15222-3779
                                                              (Notices should be sent to the Agent for service at
                                                              the above address)

                                                              Federated Investors Funds
                                                              5800 Corporate Drive
                                                              Pittsburgh, PA 15237-7010

Boston Financial Data Services
("Transfer Agent and Dividend                                 66 Brooks Drive
Dispersing Agent")                                            Braintree, MA  02184


Federated Services Company
Tower ("Administrator")                                       Federated Investors
                                                              1001 Liberty Avenue
                                                              Pittsburgh, PA  15222-3779

WesBanco Investment Department                       One Bank Plaza
("Adviser" and "Custodian")                          Wheeling, WV 26003

Item 28.          Management Services:  Not applicable.

Item 29.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.




                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, WESMARK FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of January, 2005.

                                            WESMARK FUNDS

                                    BY: /s/ Todd P. Zerega
                                    Todd P. Zerega, Secretary

         Pursuant to the requirements of the Securities Act of 1933, Registration Statement has been signed below by the following person in the capacity and on the date indicated:

         NAME                       TITLE                     DATE
         ----                       -----                     ----

By:  /s/ Todd P. Zerega             Attorney In Fact        January 28, 2005
Todd P. Zerega                      For the Persons
ASSISTANT SECRETARY                 Listed Below

         NAME                       TITLE

Robert E. Kirkbride*                Chairman and Trustee

Jerome B. Schmitt*                  President
                                    (Principal Executive Officer)

Charles  L. Davis, Jr.              Chief Executive Officer

Richard N. Paddock*                 Treasurer and Chief Financial
                                    Officer (Principal Financial Officer)

Richard J. Thomas*                  Chief Financial Officer and
                                    Treasurer (Principal Financial Officer)

Lawrence E. Bandi*                  Trustee

Robert P. W. Kanters*               Trustee

Mark E. Kaplan*                     Trustee

* By Power of Attorney